WADDELL & REED
                    FUNDS, INC.
                       Total Return Fund
                       Growth Fund
                       International Growth Fund
                       Asset Strategy Fund
                       Limited-Term Bond Fund
                       Municipal Bond Fund

                    SEMIANNUAL
                    REPORT
                    -------------------------------------------
                    For the six months ended September 30, 1996

This report is submitted for the general information of the shareholders of Waddell & Reed Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed Funds, Inc. current prospectus.

PRESIDENT'S LETTER
SEPTEMBER 30, 1996



Dear Shareholder:

     As President of your Fund, I would like to thank you for your continued confidence in our products and services. Our goal to provide the best service possible to our shareholders has not changed since we opened our doors nearly 60 years ago. Waddell & Reed's team of professionals, including the Fund's manager, our customer service representatives and your personal account representative continue to strive to meet your financial needs.

     Waddell & Reed plays a special role in the investment industry. We take pride in being one of the few financial services firms committed to locally based account representatives who provide the personal service you need. When you're ready to evaluate your financial plan to keep up with life's changes, or to find an answer to a financial question that you may have, your representative is ready to assist you--when you need it. He or she is available to help you plan for your retirement, fund a child's education or make plans for other long-term financial goals.

     All of us are committed to helping you meet the financial goals that are important to you. This is accomplished by our offering investment products to meet a variety of personal financial objectives, along with the personal service to make the investment process more convenient and accessible.

     We want to continue to meet your financial needs for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your personal account representative or your local Waddell & Reed office. They're ready to help you make the most of your financial future.

Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
TOTAL RETURN FUND

PORTFOLIO STRATEGY:
Common stocks and          OBJECTIVE:   Current income while
securities convertible into             seeking capital
common stocks.                          growth.


Cash Reserves               STRATEGY:   Invests primarily in common stocks, or
                                        securities convertible into common
                                        stocks, of companies that have a record
                                        of paying regular dividends on common
                                        stock and also have the potential for
                                        capital appreciation.  (May purchase
                                        securities subject to repurchase
                                        agreements.  May invest in certain
                                        options, futures and other hedging
                                        techniques.)

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Total Return Fund from time to time.

                                        Moving into cash reserve positions at
                                        times thought to be near a major stock
                                        market peak may allow the Fund the
                                        opportunity to capture profits and
                                        attempt to cushion the impact of market
                                        declines.  The added flexibility
                                        provided by our CASH RESERVES STRATEGY,
                                        when deemed appropriate, may be used in
                                        the management of the portfolio.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months ended September 30, 1996
----------------------------------------
NET ASSET VALUE ON
    9/30/96                     $17.15
    3/31/96                      16.34
                                ------
CHANGE PER SHARE                $ 0.81
                                ======

Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-96           10.03%    13.03%
Period from 9-21-92*
  through 9-30-96                     14.47%    14.47%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1996, Total Return Fund had net assets totaling $263,763,240 invested in a diversified portfolio of:

   91.48% Common Stocks
    8.52% Cash and Cash Equivalents




As a shareholder of Total Return Fund, for every $100 you had invested on September 30, 1996, your Fund owned:

 $57.71  Manufacturing Stocks
  10.34  Services Stocks
   8.52  Cash and Cash Equivalents
   8.50  Transportation, Communication, Electric
           and Sanitary Services Stocks
   7.97  Wholesale and Retail Trade Stocks
   4.88  Finance, Insurance and Real Estate Stocks
   2.08  Contract Construction Stocks

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1996

                                              Shares        Value

COMMON STOCKS
Amusement and Recreation Services - 0.85%
 Walt Disney Company (The)  ..............    35,500 $  2,249,813

Apparel and Accessory Stores - 1.20%
 Gap, Inc. (The)  ........................   109,500    3,161,813

Apparel and Other Textile Products - 1.24%
 Tommy Hilfiger Corporation*  ............    55,100    3,264,675

Automotive Dealers and Service Stations - 0.37%
 AutoZone, Inc.*  ........................    33,700      977,300

Building Materials and Garden Supplies - 0.84%
 Home Depot, Inc. (The)  .................    38,800    2,206,750

Business Services - 3.34%
 cisco Systems, Inc.*  ...................    86,500    5,368,363
 Discreet Logic Inc.*  ...................    10,000       77,500
 Electronic Data Systems Corporation  ....    54,900    3,369,488
   Total .................................              8,815,351

Chemicals and Allied Products - 13.49%
 Abbott Laboratories  ....................    55,800    2,748,150
 Air Products and Chemicals, Inc.  .......    58,400    3,401,800
 Amgen Inc.*  ............................    21,800    1,377,477
 Colgate-Palmolive Company  ..............    30,500    2,649,687
 Crompton & Knowles Corporation  .........    43,500      712,312
 Dow Chemical Company (The)  .............    29,200    2,343,300
 du Pont (E.I.) de Nemours and Company  ..    50,800    4,483,100
 Geon Company (The)  .....................    40,700      946,275
 IMC Global, Inc.  .......................    30,400    1,189,400
 Merck & Co., Inc.  ......................    35,400    2,491,275
 PPG Industries, Inc.  ...................    63,500    3,452,812
 Pfizer Inc.  ............................    33,000    2,611,125
 Praxair, Inc.  ..........................    50,800    2,184,400
 Procter & Gamble Company (The)  .........    30,500    2,973,750
 Union Carbide Corporation  ..............    44,400    2,025,750
   Total .................................             35,590,613


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1996

                                              Shares        Value

COMMON STOCKS(Continued)
Communication - 2.75%
 AT&T Corporation  .......................    25,400 $  1,327,150
 MCI Communications Corporation  .........    95,200    2,433,502
 MFS Communications Company, Inc.*  ......    25,000    1,089,050
 SBC Communications Inc.  ................    24,800    1,193,500
 360 Communications Company*  ............    51,500    1,210,250
   Total .................................              7,253,452

Depository Institutions - 2.16%
 Citicorp  ...............................    29,700    2,691,562
 First Bank System, Inc.  ................    25,400    1,698,625
 Norwest Corporation  ....................    32,200    1,316,175
   Total .................................              5,706,362

Electric, Gas and Sanitary Services - 0.38%
 WMX Technologies, Inc.  .................    30,500    1,002,688

Electronic and Other Electric Equipment - 11.82%
 AMP Incorporated  .......................    55,900    2,166,125
 Analog Devices, Inc.*  ..................   118,350    3,210,244
 Duracell International Inc.  ............    50,800    3,257,550
 Emerson Electric Co.  ...................    20,300    1,829,537
 General Electric Company  ...............    60,900    5,541,900
 Harman International Industries,
   Incorporated ..........................     7,980      389,025
 Intel Corporation  ......................    77,700    7,415,455
 LSI Logic Corporation*  .................    54,400    1,264,800
 Molex Incorporated, Class A  ............    33,750    1,134,844
 Motorola, Inc.  .........................    66,000    3,407,250
 Rival Company (The)  ....................    69,700    1,550,825
   Total .................................             31,167,555

Fabricated Metal Products - 2.24%
 Gillette Company (The)  .................    50,800    3,663,950
 Parker Hannifin Corporation  ............    30,500    1,281,000
 TRINOVA Corporation  ....................    30,500      960,750
   Total .................................              5,905,700

Food and Kindred Products - 1.90%
 CPC International Inc.  .................    25,400    1,901,825
 Pepsi-Cola Puerto Rico Bottling Company,
   Class B ...............................    48,500      230,375
 PepsiCo, Inc.  ..........................   101,600    2,870,200
   Total .................................              5,002,400

Food Stores - 0.48%
 Kroger Co. (The)*  ......................    28,400    1,270,900


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1996

                                              Shares        Value

COMMON STOCKS(Continued)
Furniture and Home Furnishings Stores - 1.11%
 Circuit City Stores, Inc.  ..............    81,200 $  2,933,350

General Building Contractors - 0.30%
 Pulte Corporation  ......................    31,100      796,938

General Merchandise Stores - 3.97%
 Dayton Hudson Corporation  ..............    70,800    2,336,400
 Kmart Corporation  ......................   179,900    1,843,975
 May Department Stores Company (The)  ....    50,800    2,470,150
 OfficeMax, Inc.*  .......................    43,875      614,250
 Penney (J.C.) Company, Inc.  ............    34,300    1,856,488
 Wal-Mart Stores, Inc.  ..................    50,800    1,339,850
   Total .................................             10,461,113

Health Services - 1.31%
 Columbia/HCA Healthcare Corporation  ....    19,000    1,080,625
 Tenet Healthcare Corporation*  ..........    50,800    1,130,300
 Vencor, Incorporated*  ..................    38,600    1,244,850
   Total .................................              3,455,775

Heavy Construction, Excluding Building - 0.81%
 Fluor Corporation  ......................    20,300    1,248,450
 Foster Wheeler Corporation  .............    20,300      888,125
   Total .................................              2,136,575

Hotels and Other Lodging Places - 0.97%
 ITT Corporation*  .......................    58,400    2,547,700

Industrial Machinery and Equipment - 7.33%
 Applied Materials, Inc.*  ...............    87,800    2,430,919
 Case Corporation  .......................    62,200    3,032,250
 Caterpillar Inc.  .......................    70,000    5,276,250
 Deere & Company  ........................   104,300    4,380,600
 Harnischfeger Industries, Inc.  .........    30,500    1,151,375
 Hewlett-Packard Company  ................    43,200    2,106,000
 Ingersoll-Rand Company  .................    20,300      964,250
   Total .................................             19,341,644

Instruments and Related Products - 2.95%
 Baxter International Inc.  ..............    50,800    2,374,900
 General Motors Corporation, Class H  ....     8,900      513,975
 Medtronic, Inc.  ........................    40,600    2,603,475
 Xerox Corporation  ......................    42,600    2,284,425
   Total .................................              7,776,775


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1996

                                              Shares        Value

COMMON STOCKS(Continued)
Insurance Carriers - 0.98%
 Aetna Life & Casualty Company  ..........    17,200 $  1,210,450
 United HealthCare Corporation  ..........    33,000    1,373,625
   Total .................................              2,584,075

Lumber and Wood Products - 0.65%
 Georgia-Pacific Corporation  ............    21,600    1,709,100

Nondepository Institutions - 1.74%
 Federal Home Loan Mortgage Corporation  .    25,400    2,486,025
 Federal National Mortgage Association  ..    59,900    2,089,013
   Total .................................              4,575,038

Paper and Allied Products - 2.56%
 Champion International Corporation  .....    25,400    1,165,225
 International Paper Company  ............    60,900    2,588,250
 Union Camp Corporation  .................    25,400    1,241,425
 Weyerhaeuser Company  ...................    38,100    1,757,363
   Total .................................              6,752,263

Petroleum and Coal Products - 1.43%
 Mobil Corporation  ......................    10,800    1,250,100
 Royal Dutch Petroleum Company  ..........    16,200    2,529,225
   Total .................................              3,779,325

Prepackaged Software - 3.87%
 Computer Associates International,
   Inc. ..................................    28,500    1,702,875
 Informix Corporation*  ..................    76,200    2,128,799
 Microsoft Corporation*  .................    21,200    2,794,414
 Oracle Systems Corporation*  ............    83,800    3,566,696
   Total .................................             10,192,784

Primary Metal Industries - 1.04%
 Aluminum Company of America  ............    33,600    1,982,400
 Nucor Corporation  ......................    15,200      771,400
   Total .................................              2,753,800

Railroad Transportation - 2.75%
 CSX Corporation  ........................    35,500    1,792,750
 Conrail Inc.  ...........................    30,500    2,207,437
 Norfolk Southern Corporation  ...........    15,200    1,388,900
 Union Pacific Corporation  ..............    25,400    1,860,550
   Total .................................              7,249,637

Rubber and Miscellaneous Plastics Products - 1.97%
 Armstrong World Industries, Inc.  .......    45,700    2,850,537
 Goodyear Tire & Rubber Company (The)  ...    50,800    2,343,150
   Total .................................              5,193,687


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1996

                                              Shares        Value

COMMON STOCKS(Continued)
Special Trade Contractors - 0.97%
 Telefonaktiebolaget LM Ericsson,
   Class B,  ADR .........................   101,500 $  2,569,168

Transportation by Air - 2.62%
 AMR Corporation*  .......................    20,300    1,616,387
 Southwest Airlines Co.  .................   125,700    2,875,387
 USAir Group, Inc.*  .....................   147,200    2,428,800
   Total .................................              6,920,574

Transportation Equipment - 9.09%
 AlliedSignal Inc.  ......................    38,300    2,523,012
 Boeing Company (The)  ...................    32,200    3,042,900
 Chrysler Corporation  ...................   111,800    3,200,275
 Dana Corporation  .......................    38,600    1,167,650
 Eaton Corporation  ......................    25,400    1,533,525
 Ford Motor Company  .....................    96,500    3,015,625
 General Motors Corporation  .............    50,800    2,438,400
 Northrop Grumman Corporation  ...........    46,700    3,747,675
 Sundstrand Corporation  .................    17,200      670,800
 United Technologies Corporation  ........    21,900    2,630,738
   Total .................................             23,970,600

TOTAL COMMON STOCKS - 91.48%                         $241,275,293
 (Cost: $187,229,710)

TOTAL SHORT-TERM SECURITIES - 8.60%                  $ 22,687,956
 (Cost: $22,687,956)

TOTAL INVESTMENT SECURITIES - 100.08%                $263,963,249
 (Cost: $209,917,666)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.08%)      (200,009)

NET ASSETS - 100.00%                                 $263,763,240


               See Notes to Schedules of Investments on page 47.

SHAREHOLDER SUMMARY
--------------------------------------------------------------------------
GROWTH FUND

PORTFOLIO STRATEGY:
Common stocks and          OBJECTIVE:   Capital appreciation.
securities convertible
into common stocks.

Cash Reserves               STRATEGY:   Invests primarily in common stocks, or
                                        securities convertible into common
                                        stocks, of companies that offer above-
                                        average growth potential, including
                                        relatively new or unseasoned companies.
                                        (May purchase securities subject to
                                        repurchase agreements.  May invest in
                                        certain options, futures and other
                                        hedging techniques.)

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Growth Fund from time to time.

                                        Moving into cash reserve positions at
                                        times thought to be near a major stock
                                        market peak may allow the Fund the
                                        opportunity to capture profits and
                                        attempt to cushion the impact of market
                                        declines.  The added flexibility
                                        provided by our CASH RESERVES STRATEGY,
                                        when deemed appropriate, may be used in
                                        the management of the portfolio.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1996
-------------------------------------------
NET ASSET VALUE ON
   9/30/96                       $22.01
   3/31/96                        21.00
                                 ------
CHANGE PER SHARE                 $ 1.01
                                 ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                 Average Annual Total Return
                                ----------------------------
                                      With        Without
                                    CDSC**        CDSC***
                                    ------        -------
Period
------
1-year period ended 9-30-96            8.04%        11.04%
Period from 9-21-92*
  through 9-30-96                     23.74%        23.74%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1996, Growth Fund had net assets totaling $252,396,665 invested in a diversified portfolio of:

   62.69%  Common Stocks
   37.31%  Cash and Cash Equivalents

As a shareholder of Growth Fund, for every $100 you had invested on September 30, 1996, your Fund owned:

 $37.31  Cash and Cash Equivalents
  36.31  Services Stocks
  12.01  Manufacturing Stocks
   5.45  Transportation, Communication, Electric
           and Sanitary Services Stocks
   5.25  Wholesale and Retail Trade Stocks
   3.67  Finance, Insurance and Real Estate Stocks

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1996

                                              Shares        Value

COMMON STOCKS
Business Services - 15.16%
 America Online, Inc.*  ..................   160,000 $  5,700,000
 CKS Group, Inc.*  .......................   150,000    3,515,550
 CUC International Inc.*  ................   100,000    3,987,500
 Cerner Corporation*  ....................    90,000    1,400,580
 CompuServe Corporation*  ................   100,000    1,362,500
 FactSet Research Systems, Inc.*  ........   103,900    1,987,086
 HBO & Company  ..........................    55,900    3,720,816
 HCIA Inc.*  .............................    70,000    4,226,250
 Health Management Systems, Inc.*   ......    90,000    2,655,000
 IMNET Systems, Inc.*  ...................    76,000    1,467,712
 Mecon, Inc.*  ...........................   100,000    2,493,700
 PHAMIS, Inc.*  ..........................   110,000    1,821,820
 Shared Medical Systems Corporation  .....     3,400      193,161
 Shiva Corporation*  .....................    65,000    3,729,375
   Total .................................             38,261,050

Chemicals and Allied Products - 0.96%
 Watson Pharmaceuticals Inc.*  ...........    64,500    2,426,813

Communication - 5.01%
 Intermedia Communications of
   Florida, Inc.* ........................   150,000    4,434,300
 MFS Communications Company, Inc.*  ......   140,000    6,098,680
 SCB Computer Technology, Inc.*  .........   110,000    2,117,500
   Total .................................             12,650,480

Electronic and Other Electric Equipment - 5.84%
 Ascend Communications, Inc.*  ...........   100,000    6,606,200
 Cascade Communications Corp.*  ..........   100,000    8,143,700
   Total .................................             14,749,900

Engineering and Management Services - 0.82%
 Transition Systems, Inc.*  ..............   100,000    2,075,000

Furniture and Home Furnishings Stores - 0.55%
 Williams-Sonoma, Inc.*   ................    48,750    1,386,304

Health Services - 5.96%
 ARV Assisted Living, Inc.*  .............    61,000      907,375
 American Healthcorp, Inc.*  .............   177,000    1,913,724
 Emeritus Corporation*  ..................   100,000    1,575,000
 HealthPlan Services Corporation*  .......   100,000    2,187,500
 Inphynet Medical Management Inc.*  ......    90,000    1,620,000
 Physicians Resource Group, Inc.*  .......   155,000    3,661,875
 Quorum Health Group, Inc.*  .............    50,000    1,231,250
 Vencor, Incorporated*  ..................    60,000    1,935,000
   Total .................................             15,031,724


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Industrial Machinery and Equipment - 0.51%
 Franklin Electronic Publishers, Inc.*  ..   100,000 $  1,275,000

Instruments and Related Products - 3.23%
 Boston Scientific Corporation*  .........    60,000    3,450,000
 St. Jude Medical, Inc.*  ................    58,034    2,346,721
 STERIS Corporation*  ....................    70,000    2,358,090
   Total .................................              8,154,811

Insurance Agents, Brokers and Services - 1.28%
 CRA Managed Care, Inc.*  ................    60,000    3,225,000

Insurance Carriers - 0.83%
 United HealthCare Corporation  ..........    50,000    2,081,250

Miscellaneous Retail - 4.70%
 Books-A-Million, Inc.*  .................    50,000      396,850
 MSC Industrial Direct Co., Inc.*  .......    50,000    1,781,250
 OmniCare, Inc.  .........................   137,600    4,196,800
 Tiffany & Co.  ..........................   110,000    4,400,000
 Tractor Supply Company*   ...............    50,000    1,087,500
   Total .................................             11,862,400

Personal Services - 2.58%
 Block (H&R), Inc.  ......................    60,000    1,785,000
 Equity Corporation International*  ......   150,000    4,734,300
   Total .................................              6,519,300

Prepackaged Software - 11.79%
 Broderbund Software, Inc.*  .............    34,100      980,375
 Dendrite International, Inc.*  ..........   130,000    3,989,310
 Electronic Arts Inc.*  ..................    50,000    1,865,600
 Expert Software, Inc.*  .................   150,000    1,050,000
 GT Interactive Software Corp.*  .........   120,000    2,745,000
 HPR Inc.*  ..............................   160,000    2,580,000
 Macromedia, Inc.*   .....................    60,200    1,249,150
 Medic Computer Systems, Inc.*  ..........    50,000    1,818,750
 Microsoft Corporation*  .................    10,000    1,318,120
 Parametric Technology Corporation*  .....   130,000    6,426,810
 Premenos Technology Corp.*  .............   100,000    2,062,500
 Summit Medical Systems, Inc.*  ..........    65,000      897,780
 Synopsys, Inc.*  ........................    60,000    2,767,500
   Total .................................             29,750,895

Real Estate - 1.56%
 Stewart Enterprises, Inc., Class A  .....   116,100    3,947,400

Stone, Clay and Glass Products - 0.57%
 Department 56, Inc.*  ...................    58,200    1,447,725


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Equipment - 0.90%
 Gentex Corporation*  ....................   100,000 $  2,268,700

Trucking and Warehousing - 0.44%
 Heartland Express, Inc.*  ...............    38,489    1,106,559

TOTAL COMMON STOCKS - 62.69%                         $158,220,311
 (Cost: $107,343,359)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 3.17%
 Hercules Inc.,
   5.38%, 10-4-96 ........................    $8,000    7,996,413

 Communication - 1.47%
 GTE Corporation,
   5.4%, 10-7-96 .........................     3,710    3,706,661

 Depository Institutions - 0.81%
 U.S. Bancorp,
   Master Note ...........................     2,063    2,063,000

 Electric, Gas and Sanitary Services - 9.44%
 Dominion Resources Inc.,
   5.45%, 10-16-96 .......................     8,000    7,981,833
 Public Service Company of Colorado,
   5.5%, 10-1-96 .........................     8,400    8,400,000
 Public Service Electric & Gas Co.,
   5.45%, 10-3-96 ........................     3,445    3,443,957
 Questar Corp.,
   5.28%, 10-4-96 ........................     4,000    3,998,240
   Total..................................             23,824,030

 Food and Kindred Products - 4.78%
 General Mills, Inc.,
   Master Note ...........................     2,102    2,102,000
 Heinz (H. J.) Company,
   5.35%, 10-23-96 .......................     2,500    2,491,826
 Quaker Oats Co.,
   5.58%, 10-8-96 ........................     1,490    1,488,384
 Ralston Purina Co.,
   5.47%, 10-25-96 .......................     6,000    5,978,120
   Total .................................             12,060,330


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1996
                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Metal Mining - 0.12%
 BHP Finance (USA) Inc.,
   5.4%, 10-28-96 ........................   $   300 $    298,785

 Nondepository Institutions - 6.91%
 Associates Corporation of North America,
   5.29%, 10-3-96 ........................     6,000    5,998,237
 International Business Machines Credit Corp.,
   5.35%, 10-25-96 .......................     5,480    5,460,455
 Island Finance Puerto Rico Inc.,
   5.37%, 10-11-96 .......................     5,985    5,976,072
   Total .................................             17,434,764

 Printing and Publishing - 2.10%
 American Greetings Corp.,
   5.38%, 10-10-96 .......................     5,320    5,312,845

 Security and Commodity Brokers - 0.38%
 Merrill Lynch & Co., Inc.,
   5.36%, 10-9-96 ........................       960      958,856

 Tobacco Products - 1.00%
 B.A.T. Capital Corp.,
   5.32%, 10-7-96 ........................     2,520    2,517,766

 Transporation Equipment - 4.70%
 Dana Credit Corp.,
   5.48%, 10-11-96 .......................     5,245    5,237,016
 Echlin Inc.:
   5.35%, 10-7-96 ........................     4,590    4,585,907
   5.41%, 11-8-96 ........................     2,060    2,048,236
   Total .................................             11,871,159

 Wholesale Trade - Nondurable Goods - 1.32%
 Sara Lee Corporation,
   Master Note ...........................     3,330    3,330,000

Total Commercial Paper - 36.20%                        91,374,609


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1996
                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Municipal Obligations - 0.79%
 Indiana
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds
   (Amoco Oil Company Project), Taxable
   Series 1995, Amoco Oil Whiting Industry,
   5.4%, 11-22-96 ........................   $ 2,000 $  2,000,000

TOTAL SHORT-TERM SECURITIES - 36.99%                 $ 93,374,609
 (Cost: $93,374,609)

TOTAL INVESTMENT SECURITIES - 99.68%                 $251,594,920
 (Cost: $200,717,968)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.32%         801,745

NET ASSETS - 100.00%                                 $252,396,665


               See Notes to Schedules of Investments on page 47.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
INTERNATIONAL GROWTH FUND

PORTFOLIO STRATEGY:
Normally at least 80% in    OBJECTIVE: Long-term appreciation
foreign securities.  Not               of capital with current
more than 75% in securities            income as a secondary
in any one country.                    consideration.

Maximum of 15% in currency   STRATEGY: Invests in securities
exchange contracts                     (common or preferred stocks
                                        and/or debt securities) issued
Cash Reserves                           by companies or governments of any
                                        nation, including the United States.
                                        Securities are selected for their
                                        potential to provide long-term growth.
                                        The Fund provides an opportunity to
                                        invest in foreign companies in many
                                        different industries.  (May purchase
                                        securities subject to repurchase
                                        agreements.  May invest in certain
                                        options, futures and other hedging
                                        techniques.)

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the International Growth Fund from time to time.

                                        Moving into cash reserve positions at
                                        times thought to be near a major stock
                                        market peak may allow the Fund the
                                        opportunity to capture profits and
                                        attempt to cushion the impact of market
                                        declines.  The added flexibility
                                        provided by our CASH RESERVES STRATEGY,
                                        when deemed appropriate, may be used in
                                        the management of the portfolio.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1996
-------------------------------------------
NET ASSET VALUE ON
   9/30/96                      $10.72
   3/31/96                        9.94
                                ------
CHANGE PER SHARE                $ 0.78
                                ======

Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                 Average Annual Total Return
                                 ---------------------------
                                      With         Without
                                    CDSC**         CDSC***
                                    ------         -------
Period
------
1-year period ended 9-30-96            1.93%          4.93%
Period from 9-21-92*
  through 9-30-96                      4.50%          4.50%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1996, International Growth Fund had net assets totaling $29,203,198 invested in a diversified portfolio of:

   88.15% Common Stocks
    4.94% Cash and Cash Equivalents and Open Forward Currency Contracts 4.56% Preferred Stocks
    2.35% Other Government Securities

As a shareholder of International Growth Fund, for every $100 you had invested on September 30, 1996, your Fund owned:

   88.15% Common Stocks
    4.94% Cash and Cash Equivalents and Open Forward Currency Contracts 4.56% Preferred Stocks
    2.35% Other Government Securities

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1996

                                              Shares        Value

COMMON STOCKS
Argentina - 0.84%
 Disco S.A., Sponsored ADR*  .............    12,500  $   245,313

Australia - 1.42%
 Westpac Banking Corporation Limited (A)      80,000      414,113

Denmark - 0.95%
 Bang & Olufsen Holding A/S, Class B (A)       8,000      276,399

Finland - 1.06%
 Nokia Corporation, Series K (A)  ........     7,000      308,907

France - 8.89%
 Business Objects S.A., ADR*  ............    16,500      321,750
 But S.A. (A)  ...........................     4,200      281,464
 Dassault Systemes S.A. (A)*  ............    25,000    1,047,840
 Elf Aquitaine S.A. (A)  .................     4,000      312,919
 Societe Industrielle de Transports
   Automobiles S.A. (A) ..................     1,500      308,832
 Union Financiere de France Banque S.A. (A)    3,000      324,811
   Total .................................              2,597,616

Germany - 10.27%
 CKAG Colonia Konzern Aktiengesellschaft (A)   4,000      307,975
 Daimler-Benz AG (A)* ....................     9,500      522,279
 Depfa Bank (A)  .........................     2,500       96,652
 Douglas Holding AG (A)  .................     5,000      217,876
 Mannesmann AG (A)  ......................     2,000      749,623
 Metallgesellschaft AG (A)*  .............    20,000      353,843
 Rofin-Sinar Technologies Inc.*  .........    30,000      322,500
 SKW Trostberg AG (A)  ...................    15,000      427,560
   Total .................................              2,998,308

Hong Kong - 6.51%
 First Pacific Company Limited (A)  ......   300,000      453,905
 Guangdong Corporation Limited (A)  ......   484,000      341,114
 HSBC Holdings plc (A)  ..................    25,000      463,927
 JCG Holdings Ltd. (A)  ..................   400,000      359,503
 Wing Hang Bank Limited (A)  .............    75,000      281,266
   Total .................................              1,899,715

Indonesia - 1.85%
 Pt Steady Safe Transportation
   Service, F (A) ........................   283,333      259,239
 Pt United Tractors, F (A)  ..............   150,000      280,947
   Total .................................                540,186


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1996

                                              Shares        Value
COMMON STOCKS (Continued)
Italy - 2.41%
 Istituto Mobiliare Italiano SpA (A)* ....    25,500  $   216,247
 Mediolanum S.p.A. (A)*  .................    25,000      271,567
 STET - Societa Financiaria
   Telefonica p.a. (A) ...................    80,000      216,189
   Total .................................                704,003

Japan - 5.53%
 Aloka Co. Ltd. (A)  .....................     7,000       99,749
 Honda Motor Co., Ltd. (A)  ..............    15,000      376,412
 Promise Co., Ltd. (A)  ..................     5,100      237,677
 Sankyo Co., Ltd. (A)  ...................    15,000      383,133
 Sony Corporation (A)  ...................     6,500      409,527
 Xebio Co., Ltd. (A)  ....................     3,000      107,277
   Total .................................              1,613,775

Mexico - 7.04%
 Corporacion Industrial Sanluis,
   S.A. de C.V., CPO (A) .................    29,500      167,929
 Desc-Sociedad de Fomento Industrial,
   S.A. de C.V., Class B (A)* ............   100,000      560,636
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS* ....................    25,000      381,250
 Gruma, S.A. Class B (A)*  ...............    50,000      312,790
 Grupo Financiero Inbursa S.A. de
   C.V., Class B (A) .....................    80,000      312,790
 Telefonos de Mexico, S.A. de C.V.,
   ADR ...................................    10,000      321,250
   Total .................................              2,056,645

Netherlands - 6.92%
 Baan Company N.V. (A)*  .................     9,500      320,736
 Koninklijke Boskalis Westminster
   N.V. (A) ..............................    17,500      341,414
 Koninklijke PTT Nederland NV (A)  .......     9,000      309,638
 Qiagen N.V. ADR*  .......................    15,000      442,500
 Vendex International N.V. (A)  ..........     7,000      272,722
 Verenigd Bezit VNU (A)  .................    17,000      332,652
   Total .................................              2,019,662

Norway - 2.02%
 Merkantildata A/S (A)  ..................    25,000      357,615
 Schibsted AS (A)  .......................    16,000      232,565
   Total .................................                590,180

Philippines - 1.38%
 Universal Robina Corporation (A)  .......   800,000      404,117

Portugal - 0.88%
 Portugal Telecom, S.A.,
   Ordinary Shares .......................    10,000      257,500


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Spain - 1.29%
 Sociedad General de Aquas de
   Barcelona, S.A. (A) ...................    10,000  $   378,027

Sweden - 8.39%
 Althin Medical AB, Class B (A)  .........    10,000      211,375
 Astra AB, Class A (A)  ..................    15,000      634,125
 Celsius Industrier AB, Class B (A)*  ....     7,000       89,834
 Diligentia AB (A)*  .....................     9,000      107,348
 Enator AB (A)*  .........................    12,500      275,542
 Frontec AB, Class B (A)*  ...............    16,000      188,426
 Kinnevik AB, Series B (A)  ..............     6,000      156,719
 Skandia Enskilda Banken, Class A (A)  ...    90,000      788,127
   Total .................................              2,451,496

Switzerland - 10.61%
 Adia SA, Bearer Shares (A)  .............     1,500      412,416
 Brauerei Eichhof AG (A)  ................       120      253,427
 CS Holding, Registered Shares (A)  ......     5,000      494,103
 Choco Lindt & Spru AG, Registered (A)  ..        20      369,780
 Ciba-Geigy AG, Registered (A)  ..........       330      421,836
 SMH Swiss Corporation (A)  ..............       500      336,309
 TAG Heuer International SA, ADR*  .......    20,000      395,000
 Zurich Insurance Company (A)  ...........     1,500      414,807
   Total .................................              3,097,678

Taiwan - 1.63%
 Want Want Holdings Ltd.*  ...............   200,000      476,000

United Kingdom - 8.26%
 Corporate Services Group plc (A)  .......   225,000      612,737
 Kingfisher plc (A)  .....................    50,000      495,745
 Michael Page Group plc (A)  .............    60,000      354,026
 Next plc (A)  ...........................    38,500      341,352
 Professional Staff plc, ADR*  ...........    25,000      262,500
 Vodafone Group Plc (A)  .................   100,000      346,670
   Total .................................              2,413,030

TOTAL COMMON STOCKS - 88.15%                          $25,742,670
 (Cost: $22,850,919)

PREFERRED STOCKS - 4.56%
Germany
 Marschollek, Lautenschlager und
   Partner AG (A) ........................     5,000      629,054
 Moebel Walther AG (A)  ..................     6,000      365,638
 SAP Aktiengesellschaft (A)  .............     2,000      336,151
   Total .................................            $ 1,330,843
 (Cost: $1,129,470)


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITIES
Australia - 0.56%
 Queensland Treasury Corporation,
   12.0%, 5-15-97 (B) ....................     $A200  $   163,549

Sweden - 1.79%
 Kingdom of Sweden,
   10.75%, 1-23-97 (B) ...................  SEK3,400      521,887

TOTAL OTHER GOVERNMENT SECURITIES - 2.35%             $   685,436
 (Cost: $598,878)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED GAIN ON OPEN FORWARD
 CURRENCY CONTRACTS - 0.11%
 Deutsche Marks, 10-2-96 (B)  ............   DM1,800       17,911
 Japanese Yen, 10-2-96 (B)  ..............   Y53,500       15,531
   Total .................................            $    33,442

TOTAL SHORT-TERM SECURITIES - 2.07%                   $   606,000
 (Cost: $606,000)

TOTAL INVESTMENT SECURITIES - 97.24%                  $28,398,391
 (Cost: $25,185,267)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.76%         804,807

NET ASSETS - 100.00%                                  $29,203,198


               See Notes to Schedules of Investments on page 47.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
ASSET STRATEGY FUND

Stocks 40%                 OBJECTIVE:   To seek high total return with
(can range from 10-60%)                 reduced risk over the
                                        long term.
Bonds 40%
(can range from 20-60%)     STRATEGY:   Invests in stocks, bonds
                                        and short-term
Short-Term Instruments 20%              instruments, both in the
(can range from 0-70%)                  United States and abroad, which are
                                        allocated in a mix that varies based on
                                        the current outlook for the different
                                        markets.  (May purchase securities
                                        subject to repurchase agreements.  May
                                        invest in certain options, futures and
                                        other hedging techniques.)

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Asset Strategy Fund from time to time.

                                        Moving into cash reserve positions at
                                        times thought to be near a major stock
                                        market peak may allow the Fund the
                                        opportunity to capture profits and
                                        attempt to cushion the impact of market
                                        declines.  The added flexibility
                                        provided by our CASH RESERVES STRATEGY,
                                        when deemed appropriate, may be used in
                                        the management of the portfolio.

                             FOUNDED:   1995

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY(March, June, September and
                                        December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months ended September 30, 1996
-------------------------------------------

DIVIDENDS PAID                   $0.09
                                 =====

NET ASSET VALUE ON
   9/30/96                      $10.13
   3/31/96                       10.15
                                ------
CHANGE PER SHARE                $(0.02)
                                ======

Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                    Aggregate Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-96           -3.69%    -0.76%
Period from 4-20-95*
  through 9-30-96                      0.49%     2.54%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1996, Asset Strategy Fund had net assets totaling $15,015,933 invested in a diversified portfolio of:

   38.57% Cash and Cash Equivalents
   29.06% Common Stocks
   19.26% United States Government Securities
   13.11% Corporate Debt Securities

As a shareholder of Asset Strategy Fund, for every $100 you had invested on September 30, 1996, your Fund owned:

  $38.57Cash and Cash Equivalents
   29.06Common Stocks
   19.26United States Government Securities
   13.11 Corporate Debt Securities

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1996

                                              Shares        Value

COMMON STOCKS
Chemicals and Allied Products - 4.55%
 Genentech, Inc.*  .......................     1,000    $    52,875
 IMC Global, Inc.  .......................     7,500        293,438
 Nalco Chemical Company  .................     9,300        337,125
   Total .................................                  683,438

Communication - 3.66%
 Nokia Corporation, Series A, ADS  .......     6,300        278,775
 360 Communications Company*  ............    11,500        270,250
   Total .................................                  549,025

Electronic and Other Electric Equipment - 2.84%
 QUALCOMM Incorporated*  .................    10,000        426,250

Food and Kindred Products - 3.99%
 Seagram Company Ltd. (The)  .............     8,000        299,000
 Whitbread and Company, Public Limited
   Company (A) ...........................    27,500        300,636
   Total .................................                  599,636

Heavy Construction, Excluding Building - 1.79%
 Koninklijke Boskalis Westminster N.V. (A)    13,812        269,463

Holding and Other Investment Offices - 2.75%
 Grupo Financiero Banamex Accival,
   S.A. de C.V., B, CPO shares (A)* ......   110,000        237,641
 Grupo Financiero Banamex Accival,
   S.A. de C.V., L (A)* ..................     3,300          6,736
 LTC Properties, Inc.  ...................    10,300        168,662
   Total .................................                  413,039

Oil and Gas Extraction - 1.61%
 Enron Oil & Gas Company  ................     9,700        241,287


                See Notes to Schedule of Investments on page 47.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Petroleum and Coal Products - 2.43%
 Kerr-McGee Corporation  .................     6,000    $   365,250

Prepackaged Software - 5.44%
 Broderbund Software, Inc.*  .............    16,000        460,000
 Maxis, Inc.*  ...........................    25,000        356,250
   Total                                                    816,250

TOTAL COMMON STOCKS - 29.06%                             $4,363,638
 (Cost: $4,280,003)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Amusement and Recreation Services - 2.43%
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ......................      $370        364,450

Communication - 4.89%
 MFS Communications Company, Inc.,
   0.00%, 1-15-2006 (C) ..................       575        402,500
 Viacom International, Inc.,
   9.125%, 8-15-99 .......................       325        332,313
   Total .................................                  734,813

Electronic and Other Electric Equipment - 1.22%
 VLSI Technology, Inc., Convertible,
   8.25%, 10-1-2005 ......................       200        183,376

Paper and Allied Products - 2.66%
 Buckeye Cellulose Corporation,
   9.25%, 9-15-2008 ......................       400        400,000

Security and Commodity Brokers - 1.91%
 Salomon Inc.,
   7.625%, 5-15-99 (Exchangeable) ........       266        286,250

TOTAL CORPORATE DEBT SECURITIES - 13.11%                $ 1,968,889
 (Cost: $1,968,688)


                See Notes to Schedule of Investments on page 47.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury:
   6.875%, 2-28-97 .......................    $   50    $    50,297
   6.125%, 5-31-97 .......................       850        852,525
   7.25%, 2-15-98 ........................        60         60,975
   7.125%, 2-29-2000 .....................        60         61,387
   5.875%, 6-30-2000 .....................       400        393,188
   7.5%, 2-15-2005 .......................        60         63,140
   9.125%, 5-15-2018 .....................     1,150      1,410,901

TOTAL UNITED STATES GOVERNMENT
   SECURITIES - 19.26%                                  $ 2,892,413
 (Cost: $2,965,927)

SHORT-TERM SECURITIES
Commercial Paper
 Auto Repair, Services and Parking - 4.75%
 PHH Corp.,
   5.33%, 10-15-96 .......................       715      713,518

 Chemicals and Allied Products - 3.98%
 Air Products and Chemicals, Inc.,
   5.3%, 10-29-96 ........................       600      597,527

 Depository Institutions - 3.93%
 U.S. Bancorp,
   Master Note ...........................       590      590,000

 Electric, Gas and Sanitary Services - 4.79%
 Pacificorp,
   5.3%, 10-11-96 ........................       720      718,940

 Food and Kindred Products - 10.36%
 General Mills, Inc.,
   Master Note ...........................       260      260,000
 Heinz (H. J.) Company,
   5.35%, 10-25-96 .......................       700      697,503
 Seagram (Joseph E.) & Sons Inc.,
   5.34%, 10-17-96 .......................       600      598,576
   Total .................................              1,556,079


                See Notes to Schedule of Investments on page 47.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Nondepository Institutions - 3.32%
 Island Finance Puerto Rico Inc.,
   5.32%, 10-21-96 .......................    $  500  $   498,522

 Transportation Equipment - 4.60%
 Echlin Inc.,
   5.47%, 11-13-96 .......................       695      690,459

 Wholesale Trade - Nondurable Goods - 3.05%
 Sara Lee Corporation,
   Master Note ...........................       457      457,000

TOTAL SHORT-TERM SECURITIES - 38.78%                  $ 5,822,045
 (Cost: $5,822,045)

TOTAL INVESTMENT SECURITIES - 100.21%                 $15,046,985
 (Cost: $15,036,663)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.21%)       (31,052)

NET ASSETS - 100.00%                                  $15,015,933


               See Notes to Schedules of Investments on page 47.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
LIMITED-TERM BOND FUND

PORTFOLIO STRATEGY:
                           OBJECTIVE:   High level of current income
Dollar-weighted average                 consistent with
maturity of portfolio is                preservation of capital.
between two and five years.

At least 65% investment-grade
bonds.
                            STRATEGY:   Invests primarily in debt securities of
                                        investment grade, including debt
                                        securities issued or guaranteed by the
                                        U.S. Government or its agencies or
                                        instrumentalities, with the portfolio
                                        having a dollar-weighted average
                                        maturity of not less than two years, but not more than five years. (May purchase securities subject to repurchase agreements. May invest in certain options, futures and other hedging techniques.)

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1996
-------------------------------------------
DIVIDENDS PAID                   $0.22
                                 =====
NET ASSET VALUE ON
   9/30/96                      $ 9.96
   3/31/96                       10.00
                                ------
CHANGE PER SHARE                $(0.04)
                                ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-96            0.56%     3.54%
Period from 9-21-92*
  through 9-30-96                      3.88%     3.88%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1996, Limited-Term Bond Fund had net assets totaling $19,402,584 invested in a diversified portfolio of:

   95.95% Bonds
    4.05% Cash and Cash Equivalents



As a shareholder of Limited-Term Bond Fund, for every $100 you had invested on September 30, 1996, your Fund owned:

  $58.05Corporate Bonds
   35.30U.S. Government Securities
    4.05Cash and Cash Equivalents
    2.60Municipal Bond

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 2.65%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................      $500  $   514,965

Communication - 2.71%
 GTE Corporation,
   8.85%, 3-1-98 .........................       510      526,570

Depository Institutions - 4.81%
 First Chicago Corporation,
   7.625%, 1-15-2003 .....................       600      616,830
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       300      316,962
   Total .................................                933,792

Food and Kindred Products - 1.26%
 ConAgra, Inc.,
   9.75%, 11-1-97 ........................       236      243,675

General Merchandise Stores - 6.43%
 Dillard Department Stores, Inc.,
   8.75%, 6-15-98 ........................       200      207,164
 Penney (J.C.) Company, Inc.,
   10.0%, 10-15-97 .......................       505      523,821
 Sears, Roebuck and Co.,
   8.2%, 4-15-99 .........................       500      515,915
   Total .................................              1,246,900

Industrial Machinery and Equipment - 2.67%
 Tenneco Inc.,
   8.0%, 11-15-99 ........................       500      517,725

Instruments and Related Products - 3.73%
 Baxter International Inc.,
   8.125%, 11-15-2001 ....................       350      365,267
 Polaroid Corporation,
   8.0%, 3-15-99 .........................       350      358,099
   Total .................................                723,366


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions - 11.00%
 Associates Corporation of North America,
   8.25%, 12-1-99 ........................      $500  $   521,750
 Avco Financial Services, Inc.,
   7.375%, 8-15-2001 .....................       500      508,255
 Ford Motor Credit Company,
   4.3%, 7-15-98 .........................        48       47,106
 General Motors Acceptance Corporation:
   6.375%, 9-23-97 .......................        50       50,157
   7.75%, 1-15-99 ........................       500      512,415
 Norwest Financial, Inc.,
   6.2%, 9-15-99 .........................       500      494,460
   Total .................................              2,134,143

Personal Services - 2.53%
 Service Corporation International,
   6.375%, 10-1-2000......................       500      490,170

Petroleum and Coal Products - 3.88%
 Chevron Corporation,
   8.11%, 12-1-2004 ......................       520      547,617
 Phillips Petroleum Company,
   9.5%, 11-15-97 ........................       200      206,104
   Total .................................                753,721

Railroad Transportation - 2.67%
 Union Pacific Corporation,
   7.875%, 2-15-2002 .....................       500      518,945

Security and Commodity Brokers - 8.35%
 Merrill Lynch & Co., Inc.,
   6.0%, 1-15-2001........................       600      579,984
 Salomon Inc,
   7.75%, 5-15-2000.......................       500      509,385
 Smith Barney Holdings Inc.,
   6.0%, 3-15-1997........................       530      530,122
   Total .................................              1,619,491

Textile Mill Products - 2.63%
 Fruit of the Loom, Inc.,
   7.875%, 10-15-99 ......................       500      509,465

Transportation by Air - 2.73%
 Federal Express Corporation,
   10.0%, 9-1-98 .........................       500      530,420

TOTAL CORPORATE DEBT SECURITIES - 58.05%              $11,263,348
 (Cost: $11,352,953)


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BOND - 2.60%
 Kansas
 Kansas Development Finance Authority,
   Health Facilities Revenue Bonds
   (Stormont-Vail HealthCare, Inc.),
   7.25%, 11-15-2002 .....................      $500  $   505,000
 (Cost: $500,000)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   6.75%, 7-15-2003 ......................         1        1,365
   5.5%, 4-15-2013 .......................       100       99,437
   5.5%, 9-15-2013 .......................        46       46,032
   6.4%, 2-15-2018 .......................       250      245,467
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................       368      355,825
   5.0%, 12-25-2001 ......................       249      247,044
   8.0%, 2-1-2008 ........................       266      271,675
   6.0%, 1-1-2009 ........................       307      291,356
   6.0%, 2-1-2009 ........................       314      297,528
   6.5%, 12-1-2010 .......................       699      677,133
   6.0%, 1-1-2011 ........................       566      536,693
   6.5%, 2-1-2011 ........................       573      555,638
   7.0%, 5-1-2011 ........................       499      493,574
   7.0%, 7-1-2011 ........................       493      487,388
   7.0%, 9-25-2020 .......................        38       37,979
   7.0%, 4-1-2026 ........................       502      484,176
 Government National Mortgage Association:
   6.5%, 10-15-2008 ......................       238      231,307
   7.0%, 7-15-2010 .......................       462      458,155
 United States Treasury:
   7.875%, 4-15-98 .......................       500      513,435
   7.25%, 5-15-2004 ......................       500      518,045

TOTAL UNITED STATES GOVERNMENT SECURITIES - 35.30%     $6,849,252
 (Cost: $6,985,044)


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1996

                                                            Value

TOTAL SHORT-TERM SECURITIES - 2.15%                   $   417,000
 (Cost: $417,000)

TOTAL INVESTMENT SECURITIES - 98.10%                  $19,034,600
 (Cost: $19,254,997)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.90%         367,984

NET ASSETS - 100.00%                                  $19,402,584


               See Notes to Schedules of Investments on page 47.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
MUNICIPAL BOND FUND

PORTFOLIO STRATEGY:
Minimum 80%                OBJECTIVE:   Income which is not subject
Municipal Bonds.                        to Federal income taxation.
                                        (Income may be subject to state
Maximum 5% non-investment               and local taxes, and a portion
grade debt securities.                  may be subject to Federal taxes,
                                        including alternative minimum
Less than 25% of its assets             tax.)
in securities of issuers
located in any single state.

                            STRATEGY:   Invests in municipal bonds (debt
                                        securities the interest on which is
                                        generally exempt from Federal income
                                        tax).  (May invest in certain options,
                                        futures and other hedging techniques.)

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1996
----------------------------------------

DIVIDENDS PAID                   $0.22
                                 =====

NET ASSET VALUE ON
   9/30/96                       $10.75
   3/31/96                        10.63
                                 ------
CHANGE PER SHARE                 $ 0.12
                                 ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-96            3.77%     6.77%
Period from 9-21-92*
  through 9-30-96                      6.25%     6.25%

   *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1996, Municipal Bond Fund had net assets totaling $35,790,171 invested in a diversified portfolio.



As a shareholder of Municipal Bond Fund, for every $100 you had invested on September 30, 1996, your Fund owned:

  $18.98Industrial Revenue Bonds
   12.15Other Municipal Bonds
   11.97Hospital Revenue Bonds
   10.85Public Power Revenue Bonds
    6.26Electric Utility Revenue Bonds
    5.93Housing Revenue Bonds
    5.29Transportation Revenue Bonds
    5.07Resource Recovery Revenue Bonds
    4.67Special Tax Bonds
    4.47Airport Revenue Bonds
    4.36Cash and Cash Equivalents
    4.04Water & Sewer Revenue Bonds
    3.49Zero Coupon Bonds
    2.47Education Revenue Bonds


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1996
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS
ARIZONA - 0.77%
 City of Bullhead City, Arizona, Bullhead
   Parkway Improvement District,
   Improvement Bonds,
   6.1%, 1-1-2013 ........................    $  270  $   274,050

ARKANSAS - 4.06%
 City of Blytheville, Arkansas, Solid Waste
   Recycling and Sewage Treatment Revenue
   Bonds (Nucor Corporation Project), Series 1992,
   6.9%, 12-1-2021 .......................     1,000    1,058,750
 Baxter County, Arkansas, Industrial Development
   Revenue Refunding Bonds (Aeroquip Corporation
   Project), Series 1993,
   5.8%, 10-1-2013 .......................       400      393,000
   Total .................................              1,451,750

CALIFORNIA - 8.19%
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A,
   0.0%, 1-1-2013 (C) ....................     2,000    1,250,000
 Sacramento County Sanitation Districts
   Financing Authority, 1993 Revenue Bonds,
   5.125%, 12-1-2013 .....................     1,275    1,188,938
 Carson Redevelopment Agency (California),
   Redevelopment Project Area No. 2, Refunding
   Tax Allocation Bonds, Series 1993,
   6.0%, 10-1-2013 .......................       500      491,875
   Total .................................              2,930,813

DISTRICT OF COLUMBIA - 2.05%
 District of Columbia, Redevelopment Land
   Agency (Washington, D.C.), Sports Arena
   Special Tax Revenue Bonds (Series 1996),
   5.625%, 11-1-2010 .....................       750      732,187

FLORIDA - 3.01%
 Lake County, Florida, Resource Recovery
   Industrial Development Refunding Revenue
   Bonds (NRG/Recovery Group Project),
   Series 1993A,
   5.95%, 10-1-2013 ......................       965      938,463
 Hillsborough County, Florida, Capital
   Improvement Non-Ad Valorem Revenue Bonds
   (County Center Project), Second
   Series 1992,
   6.75%, 7-1-2022 .......................       125      139,062
   Total .................................              1,077,525


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
GUAM - 0.70%
 Guam Power Authority, Revenue Bonds,
   1992 Series A,
   6.3%, 10-1-2022 .......................    $  250   $  251,875

ILLINOIS - 2.47%
 City of Quincy, Adams County, Illinois,
   Revenue Bonds, Series 1993
   (Blessing Hospital),
   6.0%, 11-15-2018 ......................       500      477,500
 Illinois Development Finance Authority,
   Local Government Program Revenue Bonds,
   Series 1993 (Village of Maywood Project),
   6.0%, 1-1-2008 ........................       400      405,000
   Total .................................                882,500

INDIANA - 5.23%
 City of Sullivan, Indiana, Pollution
   Control Revenue Refunding Bonds
   (Indiana-Michigan Power Company Project),
   Series C,
   5.95%, 5-1-2009 .......................     1,500    1,488,750
 East Chicago Elementary School Building
   Corporation (Lake County, Indiana),
   First Mortgage Bonds, Series 1993A,
   5.5%, 1-15-2016 .......................       400      381,500
   Total .................................              1,870,250

IOWA - 0.96%
 Scott County, Iowa, Refunding Certificates
   of Participation (County Golf Course
   Project, Series 1993),
   6.2%, 5-1-2013 ........................       340      342,975


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
LOUISIANA - 0.60%
 Parish of St. Charles, State of Louisiana,
   Pollution Control Revenue Bonds (Union
   Carbide Project), Series 1992,
   7.35%, 11-1-2022 ......................    $  200   $  215,000

MARYLAND - 5.83%
 Prince George's County, Maryland,
   Project and Refunding Revenue Bonds
   (Dimensions Health Corporation Issue),
   Series 1994,
   5.375%, 7-1-2014 ......................     1,000      942,500
 Northeast Maryland Waste Disposal
   Authority, Solid Waste Revenue Bonds
   (Montgomery County Resource Recovery
   Project), Series 1993A,
   6.2%, 7-1-2010 ........................       665      672,481
 Maryland Health and Educational Facilities
   Authority, Project and Refunding Revenue
   Bonds, Doctors Community Hospital Issue,
   Series 1993,
   5.75%, 7-1-2013 .......................       500      472,500
   Total .................................              2,087,481

MICHIGAN - 2.59%
 Michigan State Hospital Finance
   Authority, Hospital Revenue Refunding
   Bonds (Crittenton Hospital),
   Series 1994A,
   5.25%, 3-1-2014 .......................     1,000      926,250

MISSOURI - 0.72%
 City of Ste. Genevieve, Missouri, Waterworks
   Revenue Bonds, Series 1993,
   6.6%, 2-1-2013 ........................       250      256,250

MONTANA - 4.09%
 Montana Health Facility Authority, Health Care
   Revenue Bonds, Series 1996 (Community Medical
   Center, Inc.),
   6.375%, 6-1-2018 ......................     1,500    1,464,375


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEBRASKA - 1.40%
 Nebraska Higher Education Loan Program, Inc.,
   Senior Subordinate Bonds, Series A-SA,
   6.2%, 6-1-2013 ........................    $  500   $  502,500

NEVADA - 2.67%
 West Wendover Recreation District, Elko
   County, Nevada, General Obligation
   (Limited Tax), Recreational Facilities
   and Refunding Bonds, Series 1996,
   6.25%, 12-1-2021 ......................       950      955,938

NEW JERSEY - 4.28%
 New Jersey Economic Development Authority,
   Economic Development Refunding Bonds (Preston
   Trucking Company, Inc. - 1996 Project),
   6.5%, 9-1-2014 ........................     1,500    1,533,750

NEW MEXICO - 4.67%
 City of Albuquerque, New Mexico, Gross
   Receipts/Lodgers' Tax Refunding and
   Improvement Revenue Bonds, Series 1991B,
   0.0%, 7-1-2013 ........................     4,500    1,670,625

NEW YORK - 5.86%
 New York State Thruway Authority,
   Local Highway and Bridge Service
   Contract Bonds, Series 1995:
   6.25%, 4-1-2014 .......................     1,400    1,431,500
   5.25%, 4-1-2013 .......................       500      460,625
 Onondaga County Resource Recovery Agency,
   Project Revenue Bonds (Resource Recovery
   Facility - 1992 Series),
   7.0%, 5-1-2015 ........................       200      205,000
   Total .................................              2,097,125

NORTH CAROLINA - 3.06%
 North Carolina Eastern Municipal Power
   Agency, Power System Revenue Bonds,
   Refunding Series 1993 B,
   7.0%, 1-1-2008 ........................     1,000    1,096,250

OHIO - 2.32%
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................       750      828,750


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OKLAHOMA - 6.45%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program),
   1996 Series A,
   7.05%, 9-1-2026 .......................    $1,000   $1,081,250
 Tulsa Public Facilities Authority
   (Oklahoma), Assembly Center Lease Payment
   Revenue Bonds, Refunding Series 1985:
   6.2%, 11-1-2012 .......................       500      505,625
   6.6%, 7-1-2014 ........................       200      219,500
 Holdenville Industrial Authority, Correctional
   Facility Revenue Bonds, Series 1995,
   6.35%, 7-1-2006 .......................       500      501,875
   Total .................................              2,308,250

TENNESSEE - 2.91%
 Tennessee Housing Development Agency,
   Homeownership Program Bonds, Issue T,
   7.375%, 7-1-2023 ......................     1,000    1,042,500

TEXAS - 13.67%
 Dallas-Fort Worth International Airport,
   Facility Improvement Corporation, American
   Airlines, Inc. Revenue Bonds, Series 1990,
   7.5%, 11-1-2025 .......................     1,500    1,599,375
 Alliance Airport Authority, Inc.,
   Special Facilities Revenue Bonds,
   Series 1996 (Federal Express Corporation
   Project),
   6.375%, 4-1-2021 ......................     1,500    1,485,000
 Port of Corpus Christi, Authority of
   Nueces County, Texas, Pollution Control
   Revenue Bonds (Hoechst Celanese Corporation
   Project), Series 1992,
   6.875%, 4-1-2017 ......................     1,000    1,058,750
 Sabine River Authority of Texas,
   Collateralized Pollution Control
   Revenue Refunding Bonds (Texas
   Utilities Electric Company Project),
   Series 1993B,
   5.85%, 5-1-2022 .......................       800      750,000
   Total .................................              4,893,125


               See Notes to Schedules of Investments on page 47.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON - 7.08%
 Public Utility District No. 1 of Pend Oreille
   County, Washington, Electric Revenue Bonds,
   1996 Series A (Subject to AMT),
   6.375%, 1-1-2015 ......................    $1,500  $ 1,501,875
 Washington Public Power Supply System,
   Nuclear Project No. 1, Refunding
   Revenue Bonds, Series 1996A,
   6.0%, 7-1-2008 ........................     1,000    1,033,750
   Total .................................              2,535,625

TOTAL MUNICIPAL BONDS - 95.64%                        $34,227,719
 (Cost: $33,346,043)

TOTAL SHORT-TERM SECURITIES - 0.10%                   $    37,000
 (Cost: $37,000)

TOTAL INVESTMENT SECURITIES - 95.74%                  $34,264,719
 (Cost: $33,383,043)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 4.26%       1,525,452

NET ASSETS - 100.00%                                  $35,790,171


               See Notes to Schedules of Investments on page 47.

WADDELL & REED FUNDS, INC.
SEPTEMBER 30, 1996


Notes to Schedules of Investments

* No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

(B) Principal amounts are denominated in the indicated foreign currency where applicable ($A - Australian Dollar, SEK - Swedish Krona, DM - German Mark, Y - Japanese Yen).

(C) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996               Total            International
                                Return      Growth      Growth
                                  Fund        Fund        Fund
Assets                    ------------ ----------- -----------
 Investment securities--at
   value (Notes 1 and 4)  $263,963,249$251,594,920 $28,398,391
 Cash   ..............             ---      22,043       4,761
 Receivables:
   Fund shares sold ..       1,318,300     940,489     132,523
   Investment securities
    sold  ............             ---     882,625   1,457,951
   Dividends and interest      303,966      50,513     102,939
 Unamortized organization
   expenses (Note 2) .           6,518       6,518       6,518
 Prepaid insurance premium       1,824       1,848         304
                          ------------------------ -----------
    Total assets  ....     265,593,857 253,498,956  30,103,387
Liabilities               ------------ ----------- -----------
 Payable for Fund shares
   redeemed ..........         308,001     497,259      35,152
 Payable for investment
   securities purchased      1,240,946     398,247     827,043
 Accrued service fee -
   Class B ...........         146,248     141,797      12,266
 Accrued transfer agency
   and dividend disbursing      33,523      39,949       6,361
 Due to custodian  ...          77,421         ---         ---
 Organization expenses
   payable ...........           6,518       6,518       6,518
 Accrued distribution
   fee - Class B .....           5,402       5,177         598
 Dividends payable  ..             ---         ---         ---
 Accrued accounting
   services fee ......           4,167       4,167       1,667
 Other  ..............           8,391       9,177      10,584
                          ------------------------ -----------
    Total liabilities        1,830,617   1,102,291     900,189
                          ------------------------ -----------
      Total net assets    $263,763,240$252,396,665 $29,203,198
Net Assets                ======================== ===========
 $0.01 par value capital stock
   Capital stock .....    $    153,830$    114,691 $    27,232
   Additional paid-in
    capital  .........     208,389,492 195,641,507  26,902,323
 Accumulated undistributed
   income (loss):
   Accumulated undistributed
    net investment income
    (loss)  ..........        (164,445)   (316,927)     32,246
   Accumulated undistributed
    net realized gain (loss)
    on investments  ..       1,338,780   6,080,442    (969,102)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period        54,045,583  50,876,952   3,210,499
                          ------------------------ -----------
    Net assets applicable to
      outstanding units
      of capital .....    $263,763,240$252,396,665 $29,203,198
                          ======================== ===========
Net asset value, redemption
 and offering price
 per share
 Class B Shares  .....          $17.15      $22.01      $10.72
 Class Y Shares  .....          $17.24      $22.09      $10.78
Capital shares outstanding:
 Class B Shares             15,378,126  11,469,043   2,720,918
 Class Y Shares                  4,858          49       2,327
Capital shares authorized  500,000,000 500,000,000 500,000,000
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996               Asset    Limited-   Municipal
                              Strategy   Term Bond        Bond
                                  Fund        Fund        Fund
Assets                    ------------ ----------- -----------
 Investment securities--at
   value (Notes 1 and 4)   $15,046,985 $19,034,600 $34,264,719
 Cash   ..............          12,910      22,273       9,506
 Receivables:
   Fund shares sold ..          25,242     164,911      13,721
   Investment securities
    sold  ............             ---         ---     978,720
   Dividends and interest      112,861     322,272     632,042
 Unamortized organization
   expenses (Note 2) .             557       6,518       6,518
 Prepaid insurance premium         296         320         400
                          ------------------------ -----------
    Total assets  ....      15,198,851  19,550,894  35,905,626
Liabilities               ------------ ----------- -----------
 Payable for Fund shares
   redeemed ..........          69,245     118,303      69,069
 Payable for investment
   securities purchased         97,852         ---         ---
 Accrued service fee -
   Class B............           8,967      10,540      20,003
 Accrued transfer agency
   and dividend disbursing       3,196       3,403       4,365
 Due to custodian  ...             ---         ---         ---
 Organization expenses
   payable ...........             557       6,518       6,518
 Accrued distribution
   fee - Class B .....             309         398         736
 Dividends payable  ..             ---       5,617      10,766
 Accrued accounting
   services fee ......             833         833       1,667
 Other  ..............           1,959       2,698       2,331
                          ------------------------ -----------
    Total liabilities          182,918     148,310     115,455
                          ------------------------ -----------
      Total net assets     $15,015,933 $19,402,584 $35,790,171
Net Assets                ======================== ===========
 $0.01 par value capital stock
   Capital stock .....     $    14,825 $    19,478 $    33,284
   Additional paid-in
    capital  .........      15,168,377  19,686,099  35,421,787
 Accumulated undistributed
   income (loss):
   Accumulated undistributed
    net investment income
    (loss)  ..........          18,998         ---         ---
   Accumulated undistributed
    net realized gain (loss)
    on investments  ..        (196,589)    (82,596)   (546,576)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period            10,322    (220,397)    881,676
                          ------------------------ -----------
    Net assets applicable to
      outstanding units
      of capital .....     $15,015,933 $19,402,584 $35,790,171
                          ======================== ===========
Net asset value, redemption
 and offering price
 per share
 Class B Shares  .....          $10.13       $9.96      $10.75
 Class Y Shares  .....          $10.13       $9.96      $10.75
Capital shares outstanding:
 Class B Shares              1,482,377   1,947,733   3,328,263
 Class Y Shares                    100         102          95
Capital shares authorized  500,000,000 500,000,000 500,000,000
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended SEPTEMBER 30, 1996
                                 Total            International
                                Return      Growth      Growth
                                  Fund        Fund        Fund
Investment Income         ------------ ----------- -----------
 Income:
   Interest ..........     $   461,122  $2,109,854  $  158,092
   Dividends .........       1,730,213      65,929     239,094
                           ----------- -----------  ----------
    Total income  ....       2,191,335   2,175,783     397,186
                           ----------- -----------  ----------
 Expenses (Notes 2 and 3):
   Distribution fees -
    Class B  .........         879,180     871,018      93,015
   Investment management fee   830,060     937,810     100,155
   Service fee - Class B       290,590     285,149      24,588
   Transfer agency and
    dividend disbursing -
    Class B  .........         204,561     242,924      36,769
   Registration fees..          65,457      67,408      22,640
   Accounting services fee      25,000      25,000       7,500
   Custodian fees ....           7,665       6,068      20,225
   Audit fees ........           8,540       8,515       4,800
   Amortization of organization
    expenses  ........           3,259       3,259       3,259
   Amortization of prepaid
    registration fees              ---         ---         ---
   Legal fees ........           1,694       1,691         497
   Shareholder servicing fee -
    Class Y  .........              65           1          16
   Distribution fees - Class Y     145           2          27
   Other .............          39,564      43,865       6,250
                          ------------------------ -----------
    Total expenses  ..       2,355,780   2,492,710     319,741
                          ------------------------ -----------
      Net investment income
       (loss) ........        (164,445)   (316,927)     77,445
                          ------------------------ -----------
Realized and Unrealized Gain
 (Loss) on Investments
 Realized net gain (loss)
   on securities......         438,199   1,928,100    (578,025)
 Realized net gain (loss)
   from foreign currency
   transactions ......             ---         ---     (11,542)
                          ------------------------ -----------
   Realized net gain
    (loss) on investments      438,199   1,928,100    (589,567)
                          ------------------------ -----------
 Unrealized appreciation
   (depreciation) in value
   of securities during
   the period ........      11,783,677   8,451,501   2,429,857
 Unrealized depreciation from
   translation of assets and
   liabilities in foreign
   currencies.........             ---         ---      (2,858)
 Unrealized appreciation on
   forward currency
   contracts during the
   period ............             ---         ---      30,474
                          ------------------------ -----------
   Unrealized appreciation
    (depreciation)          11,783,677   8,451,501   2,457,473
                          ------------------------ -----------
    Net gain (loss)
      on investments .      12,221,876  10,379,601   1,867,906
                          ------------------------ -----------
    Net increase in net assets
      resulting from
      operations .....     $12,057,431 $10,062,674  $1,945,351
                          ======================== ===========

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended SEPTEMBER 30, 1996
                                 Asset    Limited-   Municipal
                              Strategy   Term Bond        Bond
                                  Fund        Fund        Fund
Investment Income         ------------ ----------- -----------
 Income:
   Interest ..........        $315,240    $627,449  $1,055,406
   Dividends .........          19,615         ---         ---
                           ----------- -----------  ----------
    Total income  ....         334,855     627,449   1,055,406
                           ----------- -----------  ----------
 Expenses (Notes 2 and 3):
   Distribution fees -
    Class B  .........          53,758      73,486     130,496
   Investment management fee    57,803      54,764      97,280
   Service fee - Class B        18,151      24,556      40,382
   Transfer agency and
    dividend disbursing -
    Class B  .........          19,788      21,949      28,876
   Registration fees..          16,109      14,856      19,758
   Accounting services fee       5,000       5,000      10,000
   Custodian fees ....           1,877       1,827       1,641
   Audit fees ........           4,400       4,400       6,000
   Amortization of organization
    expenses  ........              76       3,259       3,259
   Amortization of prepaid
    registration fees            3,483         ---         ---
   Legal fees ........             817         146       2,156
   Shareholder servicing fee -
    Class Y  .........               1           1           1
   Distribution fees - Class Y       2           2           2
   Other .............          10,651       4,042       5,709
                          ------------------------ -----------
    Total expenses  ..         191,916     208,288     345,560
                          ------------------------ -----------
      Net investment income
       (loss) ........         142,939     419,161     709,846
                          ------------------------ -----------
Realized and Unrealized Gain
 (Loss) on Investments
 Realized net gain (loss)
   on securities......        (385,968)    (98,433)     10,566
 Realized net gain (loss)
   from foreign currency
   transactions ......             612         ---         ---
                          ------------------------ -----------
   Realized net gain
    (loss) on investments     (385,356)    (98,433)     10,566
                          ------------------------ -----------
 Unrealized appreciation
   (depreciation) in value
   of securities during
   the period ........         333,473     (14,020)    392,034
 Unrealized depreciation from
   translation of assets and
   liabilities in foreign
   currencies.........             ---         ---          ---
 Unrealized appreciation on
   forward currency
   contracts during the
   period ............             ---         ---         ---
                          ------------------------ -----------
   Unrealized appreciation
    (depreciation)             333,473     (14,020)    392,034
                          ------------------------ -----------
    Net gain (loss)
      on investments .         (51,883)   (112,453)    402,600
                          ------------------------ -----------
    Net increase in net assets
      resulting from
      operations .....         $91,056    $306,708  $1,112,446
                          ======================== ===========

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended SEPTEMBER 30, 1996
                                 Total            International
                                Return      Growth      Growth
                                  Fund        Fund        Fund
Increase (Decrease)
 in Net Assets            ------------ ----------- -----------
 Operations:
   Net investment income
    (loss)  ..........     $  (164,445) $ (316,927) $   77,445
   Realized net gain (loss)
    on investments ...         438,199   1,928,100    (589,567)
   Unrealized
    appreciation
    (depreciation)  ..      11,783,677   8,451,501   2,457,473
                          --------------------------------------
    Net increase in net assets
      resulting from
      operations......      12,057,431  10,062,674   1,945,351
                          ------------------------ -----------
 Dividends to shareholders:*
   From net investment income
    Class B  .........             ---         ---         ---
    Class Y  .........             ---         ---         ---
   From realized net gain on
    investment transactions
    Class B  .........             ---         ---         ---
    Class Y  .........             ---         ---         ---
                          ------------------------ -----------
                                   ---         ---         ---
                          ------------------------ -----------
 Capital share
   transactions
   (Note 6)...........      43,385,953  39,776,106   6,376,841
                          ------------------------ -----------
      Total increase
       (decrease)  ...      55,443,384  49,838,780   8,322,192

Net Assets
 Beginning of period       208,319,856 202,557,885  20,881,006
                          ------------------------ -----------
 End of period  ......    $263,763,240$252,396,665 $29,203,198
                          ======================== ===========
   Undistributed net
    investment income
    (loss)  ..........       $(164,445)  $(316,927)    $32,246
                             =========   =========     =======
                 *See "Financial Highlights" on pages 56 - 67.
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended SEPTEMBER 30, 1996
                                 Asset    Limited-   Municipal
                              Strategy   Term Bond        Bond
                                  Fund        Fund        Fund
Increase (Decrease)
 in Net Assets            ------------ ----------- -----------
 Operations:
   Net investment income
    (loss)  ..........     $   142,939 $   419,161 $   709,846
   Realized net gain (loss)
    on investments ...        (385,356)    (98,433)     10,566
   Unrealized
    appreciation
    (depreciation)  ..         333,473     (14,020)    392,034
                          --------------------------------------
    Net increase in net assets
      resulting from
      operations......          91,056     306,708   1,112,446
                          ------------------------ -----------
 Dividends to shareholders:*
   From net investment income
    Class B  .........        (129,422)   (419,136)   (709,823)
    Class Y  .........             (13)        (25)        (23)
   From realized net gain on
    investment transactions
    Class B  .........             ---         ---         ---
    Class Y  .........             ---         ---         ---
                          ------------------------ -----------
                              (129,435)   (419,161)   (709,846)
                          ------------------------ -----------
 Capital share
   transactions
   (Note 6)...........       1,831,855  (4,167,493)  1,517,720
                          ------------------------ -----------
      Total increase
       (decrease)  ...       1,793,476  (4,279,946)  1,920,320

Net Assets
 Beginning of period        13,222,457  23,682,530  33,869,851
                          ------------------------ -----------
 End of period  ......     $15,015,933 $19,402,584 $35,790,171
                          ======================== ===========
   Undistributed net
    investment income
    (loss)  ..........         $18,998        $---        $---
                               =======        ====        ====

                 *See "Financial Highlights" on pages 56 - 67.
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended MARCH 31, 1996
                                 Total            International
                                Return      Growth      Growth
                                  Fund        Fund        Fund
Increase in Net Assets    ------------ ----------- -----------
 Operations:
   Net investment income
    (loss)  ..........   $   (169,693)$  (361,532) $    98,687
   Realized net gain (loss)
    on investments ...       2,284,263   5,724,029     (46,537)
   Unrealized
    appreciation
    (depreciation)  ..      32,910,995  27,231,115     850,135
                          --------------------------------------
    Net increase in net assets
      resulting from
      operations......      35,025,565  32,593,612     902,285
                          ------------------------ -----------
 Dividends to shareholders:*
   From net investment income
    Class B  .........             ---         ---    (175,192)
    Class Y  .........             ---         ---         ---
   In excess of net investment income
    Class B ..........             ---         ---    (33,657)
    Class Y ..........             ---         ---         ---
   From realized net gain on
    investment transactions
    Class B  .........        (498,889) (3,023,159)        ---
    Class Y  .........             ---         ---         ---
                          ------------------------ -----------
                              (498,889) (3,023,159)   (208,849)
                          ------------------------ -----------
 Capital share
   transactions
   (Note 6)...........      69,102,445  72,304,504   8,999,169
                          ------------------------ -----------
      Total increase .     103,629,121 101,874,957   9,692,605

Net Assets
 Beginning of period       104,690,735 100,682,928  11,188,401
                          ------------------------ -----------
 End of period  ......    $208,319,856$202,557,885 $20,881,006
                          ======================== ===========
   Undistributed net
    investment income
    (loss)  ..........            $---        $---    $(33,657)
                                  ====        ====     =======
                 *See "Financial Highlights" on pages 56 - 67.
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended MARCH 31, 1996
                                 Asset    Limited-   Municipal
                              Strategy   Term Bond        Bond
                                  Fund        Fund        Fund
Increase in Net Assets    ------------ ----------- -----------
 Operations:
   Net investment income
    (loss)  ..........     $   141,002 $   647,104 $ 1,228,328
   Realized net gain (loss)
    on investments ...         187,466      90,054      96,208
   Unrealized
    appreciation
    (depreciation)  ..        (323,151)     99,034     749,744
                          ------------------------ -----------
    Net increase in net assets
      resulting from operations  5,317     836,192   2,074,280
                          ------------------------ -----------
 Dividends to shareholders:*
   From net investment income
    Class B  .........        (134,202)   (647,092) (1,228,317)
    Class Y  .........              (5)        (12)        (11)
   In excess of net investment income
    Class B ..........              ---         ---         ---
    Class Y ..........              ---         ---         ---
   From realized net gain on
    investment transactions
    Class B  .........             ---         ---         ---
    Class Y  .........             ---         ---         ---
                          ------------------------ -----------
                              (134,207)   (647,104) (1,228,328)
                          ------------------------ -----------
 Capital share
   transactions
   (Note 6)...........      13,351,347  11,074,676   5,589,817
                          ------------------------ -----------
      Total increase .      13,222,457  11,263,764   6,435,769

Net Assets
 Beginning of period               ---  12,418,766  27,434,082
                          ------------------------ -----------
 End of period  ......     $13,222,457 $23,682,530 $33,869,851
                          ======================== ===========
   Undistributed net
    investment income
    (loss)  ..........          $4,882        $---        $---
                                ======        ====        ====
                 *See "Financial Highlights" on pages 56 - 67.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
TOTAL RETURN FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the                               For the
                        six        For the fiscal          period
                     months year ended March 31,            ended
                      ended----------------------        March 31,
                    9/30/96    1996   1995    1994          1993*
                   --------  ------ ------  ------         ------
Net asset value,
 beginning of
 period  ........... $16.34  $12.73 $11.99  $11.07         $10.00
                     ------  ------ ------  ------         ------
Income from investment
 operations:
 Net investment income
   (loss)...........  (0.01)  (0.01)  0.00   (0.01)          0.02
 Net realized and
   unrealized gain
   on investments ..   0.82    3.67   0.74    0.93           1.07
                     ------  ------ ------  ------         ------
Total from investment
 operations  .......   0.81    3.66   0.74    0.92           1.09
                     ------  ------ ------  ------         ------
Less distributions:
 Dividends from net
   investment income  (0.00)  (0.00) (0.00)  (0.00)         (0.02)
 Distribution from
   capital gains ...  (0.00)  (0.05) (0.00)  (0.00)         (0.00)
                     ------  ------ ------  ------         ------
Total distributions.  (0.00)  (0.05) (0.00)  (0.00)         (0.02)
                     ------  ------ ------  ------         ------
Net asset value,
 end of period  .... $17.15  $16.34 $12.73  $11.99         $11.07
                     ======  ====== ======  ======         ======
Total return .......   4.96%  28.75%  6.17%   8.31%         10.91%
Net assets, end of
 period (000
 omitted) ..........$263,679$208,233$104,691$61,735       $12,460
Ratio of expenses
 to average net
 assets  ...........   2.01%** 1.99%  2.05%   2.16%          2.21%
Ratio of net investment
 income to average
 net assets  .......  -0.14%**-0.11% -0.04%  -0.12%          0.32%
Portfolio turnover
 rate  .............   9.09%  16.78% 16.60%  17.31%         23.97%
Average commission
 rate paid .........  $0.0582
  *The Corporation's inception date is January 29, 1992; however, since the Fund did not have any investment activity or incur expenses prior to the date of initial public offering, the per share information is for a capital share outstanding for the period from September 21, 1992 (initial public offering) through March 31, 1993. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
TOTAL RETURN FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                        six          For the
                     months        period from
                      ended        December 29, 1995
                    9/30/96        to March 31, 1996*
                   --------        --------------------
Net asset value,
 beginning of
 period  ........... $16.38         $15.32
                     ------         ------
Income from investment
 operations:
 Net investment
   income...........   0.05           0.03
 Net realized and
   unrealized gain
   on investments ..   0.81           1.03
                     ------         ------
Total from investment
 operations  .......   0.86           1.06
                     ------         ------
Less dividends from net
 investment income    (0.00)         (0.00)
                     ------         ------
Net asset value,
 end of period  .... $17.24         $16.38
                     ======         ======
Total return .......   5.25%          6.92%
Net assets, end of
 period (000
 omitted) ..........    $84            $87
Ratio of expenses
 to average net
 assets  ...........   1.35%**        0.96%**
Ratio of net investment
 income to average
 net assets  .......   0.52%**        1.04%**
Portfolio turnover
 rate  .............   9.09%         16.78%**
Average commission
 rate paid .........  $0.0582

 *On December 2, 1995, the Fund began offering Class Y shares to the public.
  Fund shares outstanding prior to that date were designated Class B shares. **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the                               For the
                        six        For the fiscal          period
                     months year ended March 31,            ended
                      ended----------------------        March 31,
                    9/30/96    1996   1995    1994          1993*
                   --------  ------ ------  ------         ------
Net asset value,
 beginning of
 period  ........... $21.00  $16.90 $14.08  $11.68         $10.00
                     ------  ------ ------  ------         ------
Income from investment
 operations:
 Net investment
   income (loss) ...  (0.02)  (0.02)  0.00   (0.04)         (0.02)
 Net realized and
   unrealized gain
   on investments ..   1.03    4.49   3.15    2.75           1.79
                     ------  ------ ------  ------         ------
Total from investment
 operations  .......   1.01    4.47   3.15    2.71           1.77
                     ------  ------ ------  ------         ------
Less distributions:
 Dividends from net
   investment
   income ..........  (0.00)  (0.00) (0.00)  (0.00)         (0.01)
 Distribution from
   capital gains ...  (0.00)  (0.37) (0.33)  (0.31)         (0.08)
                     ------  ------ ------  ------         ------
Total distributions   (0.00)  (0.37) (0.33)  (0.31)         (0.09)
                     ------  ------ ------  ------         ------
Net asset value,
 end of period  .... $22.01  $21.00 $16.90  $14.08         $11.68
                     ======  ====== ======  ======         ======
Total return .......   4.81%  26.57% 22.61%  23.16%         17.71%
Net assets, end of
 period (000
 omitted)  .........$252,396   $202,557$100,683$43,524        $7,976
Ratio of expenses
 to average net
 assets  ...........   2.16%** 2.14%  2.23%   2.34%          2.50%
Ratio of net investment
 income to average
 net assets  .......  -0.27%**-0.25%  0.01%  -0.97%         -0.68%
Portfolio turnover
 rate ..............  17.81%  31.84% 56.30%  69.12%        124.44%
Average commission
 rate paid .........  $0.0529
  *The Corporation's inception date is January 29, 1992; however, since the Fund did not have any investment activity or incur expenses prior to the date of initial public offering, the per share information is for a capital share outstanding for the period from September 21, 1992 (initial public offering) through March 31, 1993. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                        six          For the
                     months        period from
                      ended        December 29, 1995
                    9/30/96        to March 31, 1996*
                   --------        --------------------
Net asset value,
 beginning of
 period  ........... $21.04         $20.21
                     ------         ------
Income from investment
 operations:
 Net investment
   income...........   0.00            .04
 Net realized and
   unrealized gain
   on investments ..   1.05            .79
                     ------         ------
Total from investment
 operations  .......   1.05            .83
                     ------         ------
Less dividends from net
 investment income    (0.00)         (0.00)
                     ------         ------
Net asset value,
 end of period  .... $22.09         $21.04
                     ======         ======
Total return .......   4.99%          4.11%
Net assets, end of
 period (000
 omitted) ..........     $1             $1
Ratio of expenses
 to average net
 assets  ...........   1.66%**        1.17%**
Ratio of net investment
 income to average
 net assets  .......   0.00%**        0.78%**
Portfolio turnover
 rate  .............  17.81%         31.84%**
Average commission
 rate paid .........  $0.0529

 *On December 2, 1995, the Fund began offering Class Y shares to the public.
  Fund shares outstanding prior to that date were designated Class B shares. ***Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
INTERNATIONAL GROWTH FUND*
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the                               For the
                        six        For the fiscal          period
                     months year ended March 31,            ended
                      ended----------------------        March 31,
                    9/30/96    1996   1995    1994         1993**
                     ------  ------ ------  ------         ------
Net asset value,
 beginning of
 period  ...........  $9.94   $9.36  $9.37   $9.68         $10.00
                     ------  ------  -----   -----         ------
Income from investment
 operations:
 Net investment
   income ..........   0.04    0.08   0.36    0.34           0.20
 Net realized and
   unrealized gain (loss)
   on investments ..   0.74    0.63  (0.01)  (0.31)         (0.32)
                     ------  ------  -----   -----         ------
Total from investment
 operations  .......   0.78    0.71   0.35    0.03          (0.12)
                     ------  ------  -----   -----         ------
Less distributions:
 Dividends declared
   from net investment
   income ..........  (0.00)  (0.11) (0.36)  (0.26)         (0.20)
 In excess of net
   investment income  (0.00)  (0.02) (0.00)  (0.00)         (0.00)
 Tax-basis return of
   capital..........  (0.00)  (0.00) (0.00)  (0.08)         (0.00)
                     ------  ------  -----   -----         ------
Total distributions.  (0.00)  (0.13) (0.36)  (0.34)         (0.20)
                     ------  ------  -----   -----         ------
Net asset value,
 end of period  .... $10.72   $9.94  $9.36   $9.37         $ 9.68
                     ======  ======  =====   =====         ======
Total return .......   7.85%   7.64%  3.84%   0.33%         -1.28%
Net assets, end of
 period (000
 omitted)  .........$29,178 $20,874$11,188 $10,282         $7,181
Ratio of expenses
 to average net
 assets  ...........   2.58%***2.50%  2.29%   2.24%          2.06%
Ratio of net investment
 income to average
 net assets  .......   0.62%***0.63%  3.87%   3.56%          3.88%
Portfolio turnover
 rate  .............  34.11%  88.55% 13.33%  34.90%          8.35%
Average commission
 rate paid .........  $0.0351
   *International Growth Fund (formerly Global Income Fund) changed its name and investment objective effective April 20, 1995.
  **The Corporation's inception date is January 29, 1992; however, since the Fund did not have any investment activity or incur expenses prior to the date of initial public offering, the per share information is for a capital share outstanding for the period from September 21, 1992 (initial public offering) through March 31, 1993. Ratios and the portfolio turnover rate have been annualized.
 ***Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
INTERNATIONAL GROWTH FUND*
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                        six          For the
                     months        period from
                      ended        December 29, 1995
                    9/30/96        to March 31, 1996*
                   --------        --------------------
Net asset value,
 beginning of
 period  ...........  $9.95          $9.70
                     ------         ------
Income from investment
 operations:
 Net investment
   income...........   0.03           0.02
 Net realized and
   unrealized gain
   on investments ..   0.80           0.23
                     ------         ------
Total from investment
 operations  .......   0.83           0.25
                     ------         ------
Less dividends from net
 investment income    (0.00)         (0.00)
                     ------         ------
Net asset value,
 end of period  .... $10.78          $9.95
                     ======         ======
Total return .......   8.34%          2.58%
Net assets, end of
 period (000
 omitted) ..........    $25             $7
Ratio of expenses
 to average net
 assets  ...........   1.79%**        1.84%**
Ratio of net investment
 income to average
 net assets  .......   1.07%**        1.07%**
Portfolio turnover
 rate  .............  34.11%         88.55%**
Average commission
 rate paid .........  $0.0351

 *On December 2, 1995, the Fund began offering Class Y shares to the public.
  Fund shares outstanding prior to that date were designated Class B shares. **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
ASSET STRATEGY FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                                   For the
                                    period
                                      from
                    For the        April 20,
                        six           1995
                     months        through
                      ended          March
                    9/30/96        31, 1996*
                  ---------        ---------
Net asset value,
 beginning of period $10.15         $10.00
                     ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.10           0.16
 Net realized and
   unrealized gain (loss)
   on investments...  (0.03)          0.14
                     ------         ------
Total from investment
 operations ........   0.07           0.30
Less dividends from
 net investment
 income ............  (0.09)         (0.15)
                     ------         ------
Net asset value,
 end of period ..... $10.13         $10.15
                     ======         ======
Total return .......   0.69%          3.00%
Net assets, end of
 period (000
 omitted)  .........$15,015        $13,221
Ratio of expenses
 to average net
 assets ............   2.68%**        2.54%
Ratio of net investment
 income to average net
 assets ............   1.99%**        2.14%
Portfolio
 turnover rate .....  39.86%         75.02%
Average commission
 rate paid .........  $0.0538

 *The Fund's inception date is January 31, 1995; however, since the Fund did not have investment activity or incur expenses prior to the date of public offering, the per share information is for a capital share outstanding for the period from April 20, 1995 (initial public offering) through March 31, 1996. Ratios have been annualized.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
ASSET STRATEGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                        six          For the
                     months        period from
                      ended        December 29, 1995
                    9/30/96        to March 31, 1996*
                   --------        --------------------
Net asset value,
 beginning of
 period  ........... $10.16         $10.23
                     ------         ------
Income from investment
 operations:
 Net investment
   income...........   0.15           0.07
 Net realized and
   unrealized loss
   on investments ..  (0.04)         (0.08)
                     ------         ------
Total from investment
 operations  .......   0.11          (0.01)
                     ------         ------
Less dividends from net
 investment income    (0.14)         (0.06)
                     ------         ------
Net asset value,
 end of period  .... $10.13         $10.16
                     ======         ======
Total return .......   1.17%         -0.25%
Net assets, end of
 period (000
 omitted) ..........     $1             $1
Ratio of expenses
 to average net
 assets  ...........   1.78%**        1.95%**
Ratio of net investment
 income to average
 net assets  .......   2.77%**        2.34%**
Portfolio turnover
 rate  .............  39.86%         75.02%**
Average commission
 rate paid .........  $0.0538

 *On December 2, 1995, the Fund began offering Class Y shares to the public.
  Fund shares outstanding prior to that date were designated Class B shares. **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
LIMITED-TERM BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the                               For the
                        six        For the fiscal          period
                     months year ended March 31,            ended
                      ended----------------------        March 31,
                    9/30/96    1996   1995    1994          1993*
                     ------  ------ ------  ------         ------
Net asset value,
 beginning of
 period  ........... $10.00  $ 9.70  $9.84  $10.06         $10.00
                     ------  ------  -----  ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.22    0.41   0.39    0.35           0.18
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.04)   0.30  (0.13)  (0.20)          0.06
                     ------  ------  -----  ------         ------
Total from investment
 operations  .......   0.18    0.71   0.26    0.15           0.24
                     ------  ------  -----  ------         ------
Less distributions:
 Dividends declared
   from net investment
   income ..........  (0.22)  (0.41) (0.39)  (0.35)         (0.18)
 Distribution from
   capital gains ...  (0.00)  (0.00) (0.01)  (0.02)         (0.00)
                     ------  ------  -----  ------         ------
Total distributions   (0.22)  (0.41) (0.40)  (0.37)         (0.18)
                     ------  ------  -----  ------         ------
Net asset value,
 end of period  .... $ 9.96  $10.00  $9.70  $ 9.84         $10.06
                     ======  ======  =====  ======         ======
Total return .......   1.76%   7.41%  2.73%   1.41%          2.40%
Net assets, end of
 period (000
 omitted)  .........$19,402 $23,682$12,419 $11,671         $6,259
Ratio of expenses
 to average net
 assets  ...........   2.13%** 2.10%  2.17%   2.14%          2.15%
Ratio of net investment
 income to average
 net assets ........   4.28%** 4.14%  4.05%   3.41%          3.48%
Portfolio turnover
 rate  .............  18.56%  22.08% 29.20%  25.90%         39.64%
  *The Corporation's inception date is January 29, 1992; however, since the Fund did not have any investment activity or incur expenses prior to the date of initial public offering, the per share information is for a capital share outstanding for the period from September 21, 1992 (initial public offering) through March 31, 1993. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
LIMITED-TERM BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                        six          For the
                     months        period from
                      ended        December 29, 1995
                    9/30/96        to March 31, 1996*
                   --------        --------------------
Net asset value,
 beginning of
 period  ........... $10.00         $10.16
                     ------         ------
Income from investment
 operations:
 Net investment
   income...........   0.26           0.11
 Net realized and
   unrealized loss
   on investments ..  (0.04)         (0.16)
                     ------         ------
Total from investment
 operations  .......   0.22          (0.05)
                     ------         ------
Less dividends from net
 investment income    (0.26)         (0.11)
                     ------         ------
Net asset value,
 end of period  .... $ 9.96         $10.00
                     ======         ======
Total return .......   2.18%         -0.49%
Net assets, end of
 period (000
 omitted) ..........     $1             $1
Ratio of expenses
 to average net
 assets  ...........   1.40%**        1.18%**
Ratio of net investment
 income to average
 net assets  .......   5.00%**        4.70%**
Portfolio turnover
 rate  .............  18.56%         22.08%**

 *On December 2, 1995, the Fund began offering Class Y shares to the public.
  Fund shares outstanding prior to that date were designated Class B shares. **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
MUNICIPAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the                               For the
                        six        For the fiscal          period
                     months year ended March 31,            ended
                      ended----------------------        March 31,
                    9/30/96    1996   1995    1994          1993*
                     ------  ------ ------  ------         ------
Net asset value,
 beginning of
 period  ........... $10.63  $10.30 $10.12  $10.53         $10.00
                     ------  ------ ------  ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.22    0.43   0.44    0.39           0.21
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.12    0.33   0.18   (0.28)          0.53
                     ------  ------ ------  ------         ------
Total from investment
 operations  .......   0.34    0.76   0.62    0.11           0.74
                     ------  ------ ------  ------         ------
Less distributions:
 Dividends declared
   from net investment
   income ..........  (0.22)  (0.43) (0.44)  (0.39)         (0.21)
 Distribution from
   capital gains ...  (0.00)  (0.00) (0.00)  (0.13)         (0.00)
                     ------  ------ ------  ------         ------
Total distributions   (0.22)  (0.43) (0.44)  (0.52)         (0.21)
                     ------  ------ ------  ------         ------
Net asset value,
 end of period  .... $10.75  $10.63 $10.30  $10.12         $10.53
                     ======  ====== ======  ======         ======
Total return .......   3.22%   7.48%  6.37%   0.76%          7.37%
Net assets, end of
 period (000
 omitted)  .........$35,789 $33,869$27,434 $24,960         $8,557
Ratio of expenses
 to average net
 assets  ...........   1.99%*  1.93%  1.94%   1.98%          1.94%
Ratio of net investment
 income to average
 net assets  .......   4.08%*  4.05%  4.41%   3.62%          3.99%
Portfolio turnover
 rate  .............  21.63%  42.02% 56.92%  18.93%        140.02%
  *The Corporation's inception date is January 29, 1992; however, since the Fund did not have any investment activity or incur expenses prior to the date of initial public offering, the per share information is for a capital share outstanding for the period from September 21, 1992 (initial public offering) through March 31, 1993. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
MUNICIPAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                        six          For the
                     months        period from
                      ended        December 29, 1995
                    9/30/96        to March 31, 1996*
                   --------        --------------------
Net asset value,
 beginning of
 period  ........... $10.63         $10.94
                     ------         ------
Income from investment
 operations:
 Net investment
   income...........   0.26           0.12
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.12          (0.31)
                     ------         ------
Total from investment
 operations  .......   0.38          (0.19)
                     ------         ------
Less dividends from net
 investment income    (0.26)         (0.12)
                     ------         ------
Net asset value,
 end of period  .... $10.75         $10.63
                     ======         ======
Total return .......   3.57%         -1.80%
Net assets, end of
 period (000
 omitted) ..........     $1             $1
Ratio of expenses
 to average net
 assets  ...........   1.21%**        1.18%**
Ratio of net investment
 income to average
 net assets  .......   4.63%**        4.33%**
Portfolio turnover
 rate  .............  21.63%         42.02%**

 *On December 2, 1995, the Fund began offering Class Y shares to the public.
  Fund shares outstanding prior to that date were designated Class B shares. **Annualized.
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996

Note 1 - Significant Accounting Policies

     Waddell & Reed Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues six series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations System) which provides information on bid and asked or closing
     prices quoted by major dealers in such stocks.   Restricted securities and
     securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 5 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

F.   Futures -- See Note 7 -- Futures.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

     The Corporation was incorporated in Maryland on January 29, 1992 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until September 21, 1992 (the date of the initial public offering). The original Corporation consisted of five mutual funds - Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund (formerly known as Global Income Fund.)

     On April 24, 1992, Waddell & Reed, Inc. ("W&R"), the Corporation's principal distributor and underwriter, purchased for investment 2,000 shares of each series of the original Corporation at their net asset value of $10.00 per share.

     The Corporation's organizational expenses in the amount of $162,960 were advanced to the Corporation by W&R and are an obligation to be paid by the original mutual funds. These expenses are being amortized and are payable evenly over 60 months following the date of the initial public offering.

     Asset Strategy Fund was established in Maryland on January 31, 1995 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until April 20, 1995 (the date of the initial public offering).

     Asset Strategy Fund had prepaid registration fees in the amount of $20,900 which were advanced to the Corporation by W&R. These expenses were amortized evenly over Asset Strategy Fund's first 12 months.

     Asset Strategy Fund's organizational expenses in the amount of $759 were advanced to the Corporation by W&R and are an obligation to be paid by it. These expenses are being amortized and are payable evenly over 60 months following the date of the initial public offering.

NOTE 3 -- Investment Management And Payments To Affiliated Persons

     Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Corporation's investment manager. WRIMCO provides advice and supervises investments for which services it is paid a fee computed on each Fund's net assets as of the close of business each day at the following annual rates: Total Return Fund - 0.71% of net assets, Growth Fund - 0.81% of net assets, International Growth Fund - 0.81% of net assets, Asset Strategy Fund - 0.81% of net assets, Limited-Term Bond Fund - 0.56% of net assets, and Municipal Bond Fund - 0.56% of net assets. The fee is accrued and paid daily.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level               Annual Fee
          (all dollars in millions)       Rate for Each Fund
          ------------------------       -------------------
          From $    0  to $   10                $      0
          From $   10  to $   25                $ 10,000
          From $   25  to $   50                $ 20,000
          From $   50  to $  100                $ 30,000
          From $  100  to $  200                $ 40,000
          From $  200  to $  350                $ 50,000
          From $  350  to $  550                $ 60,000
          From $  550  to $  750                $ 70,000
          From $  750  to $1,000                $ 85,000
               $1,000 and Over                  $100,000

     For Class B shares, each Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month ($1.0208 per account prior to April 1, 1996), plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. For Class Y shares, each Fund pays WARSCO a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of that Class for the preceding month. Each Fund also reimburses W&R, WRIMCO and WARSCO for certain out-of-pocket costs.

     The Corporation has adopted a 12b-1 plan for both Class B and Class Y shares. Under the Distribution and Service Plan for the Class B shares, W&R, principal underwriter and sole distributor of the Corporation's shares, is compensated in an amount calculated and payable daily up to 1% annually of each of the Fund's average daily net assets. This fee consists of two elements: (i) up to 0.75% of the particular Fund's Class B net asset value for distribution services and distribution expenses including commissions paid by the Distributor to its sales representatives and managers and (ii) up to 0.25% of the particular Fund's Class B net asset value may be paid to reimburse the Distributor for continuing payments made to the Distributor's representatives and managers, its administrative costs in overseeing these payments, and the expenses of WARSCO in providing certain personal services to shareholders. During the period ended September 30, 1996, the Distributor received $2,784,369 in 12b-1 payments. During this same period W&R paid sales commissions of $2,189,084.

     Under a Distribution and Service Plan for Class Y shares adopted by the Corporation pursuant to Rule 12b-1, with respect to each Fund, the Corporation pays W&R daily a distribution and/or service fee not to exceed, on an annual basis, 0.25% of the particular Fund's Class Y net asset value. During the period ended September 30, 1996, the Distributor received $180 in 12b-1 payments on Class Y shares.

     For Class B shares, a contingent deferred sales charge may be assessed against a shareholder's redemption amount and paid to the Distributor, W&R. The purpose of the deferred sales charge is to compensate the Distributor for the costs incurred by the Distributor in connection with the sale of a Fund's shares. The amount of the deferred sales charge will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the calendar year of investment and the first full calendar year after the calendar year of investment, 3%; the second full calendar year, 2%; the third full calendar year, 1%; and thereafter, 0%. All investments made during a calendar year shall be deemed as a single investment during the calendar year for purposes of calculating the deferred sales charge. The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended September 30, 1996, the Distributor received $229,272 in deferred sales charges.

     The Corporation paid Directors' fees of $9,058.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Investment Securities Transactions

     Investment securities transactions for the period ended September 30, 1996 are summarized as follows:

                              Total          International
                             Return    Growth    Growth
                               Fund      Fund      Fund
                        --------------------------------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities            $ 59,468,285$ 40,445,878$19,154,666
Purchases of U.S. Government
 securities                     ---       ---       ---
Purchases of short-term
 securities             101,319,835451,636,33919,597,728
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities   19,680,10427,427,927 6,083,860
Proceeds from maturities
 and sales of U.S.
 Government securities          ---       --- 1,000,000
Proceeds from maturities
 and sales of short-term
 securities              96,126,279427,483,16625,951,738

                              Asset  Limited- Municipal
                           Strategy      Term      Bond
                               Fund      Fund      Fund
                        --------------------------------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities              $5,303,448$1,504,064$10,956,952
Purchases of U.S. Government
 securities                     --- 2,015,559       ---
Purchases of short-term
 securities              23,166,768 6,180,000 6,946,501
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities    3,543,735 5,089,344 7,268,679
Proceeds from maturities
 and sales of U.S.
 Government securities          --- 1,788,039       ---
Proceeds from maturities
 and sales of short-term
 securities              22,836,000 6,938,065 9,256,050

     For Federal income tax purposes, cost of investments owned at September 30, 1996 and the related unrealized appreciation (depreciation) were as follows:

                                                            Aggregate
                                                          Appreciation
                            Cost AppreciationDepreciation(Depreciation)
                     ----------- -------------------------------------
Total Return Fund   $209,922,144  $56,252,056  $2,210,951  $54,041,105
Growth Fund          200,717,968   60,159,265   9,282,313   50,876,952
International Growth
 Fund                 25,185,267    3,750,012     570,330    3,179,682
Asset Strategy Fund   15,036,663      273,131     262,809       10,322
Limited-Term Bond Fund19,254,997       72,473     292,870     (220,397)
Municipal Bond Fund   33,478,868      987,776     201,925      785,851

NOTE 5 -- Federal Income Tax Matters

     For Federal income tax purposes, Growth Fund and Asset Strategy Fund realized capital gain net income of $5,724,030 and $189,379, respectively, during the year ended March 31, 1996. For Federal income tax purposes, Total Return Fund and Limited-Term Bond Fund realized capital gain net income of $1,403,948 and $15,837, respectively, during the year ended March 31, 1996, which includes utilization of capital loss carryforwards of $723,114 and $26,545, respectively. For Federal income tax purposes, International Growth Fund realized capital gains of $75,989 during the year ended March 31, 1996, which were entirely offset by utilization of capital loss carryforwards. Remaining prior year capital loss carryforwards of International Growth Fund totaled $194,681 at March 31, 1996, and are available to offset future realized capital gain net income through March 31, 2003. For Federal income tax purposes, Municipal Bond Fund realized capital losses of $129,051 during the year ended March 31, 1996, and these losses are available to offset future realized capital gain net income through March 31, 2004. Remaining prior year capital loss carryforwards of Municipal Bond Fund totaled $333,723 at March 31, 1996, and are available to offset future realized capital gain net income through March 31, 2003. A portion of the capital gain net income of Total Return Fund and Growth Fund was paid to shareholders during the year ended March 31, 1996. Remaining capital gains of these Funds, as well as the capital gain net income of Limited-Term Bond Fund and Asset Strategy Fund, will be distributed to shareholders.

     Internal Revenue Code regulations permit a Fund to defer, into its next fiscal year, net capital losses incurred from November 1 to the end of its fiscal year ("post-October losses"). The International Growth Fund incurred post-October losses of $191,588, which have been deferred to the fiscal year ending March 31, 1997.

NOTE 6 -- Commencement of Multiclass Operations

     On December 2, 1995, each Fund within the Corporation was authorized to offer investors a choice of two classes of shares, Class B and Class Y, each of which has equal rights as to assets and voting privileges with respect to each Fund. Class Y shares are not subject to a contingent deferred sales charge on redemptions and have separate fee structures for transfer agency and dividend disbursement services and Rule 12b-1 Service Plan fees. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Corporation.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock for the period ended September 30, 1996 are summarized below.

                              Total               International
                             Return        Growth        Growth
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    3,281,809     2,273,946       719,274
 Class Y  ............          465           ---         1,623
Shares issued from
 reinvestment of
 dividends:
 Class B  ............          ---           ---           ---
 Class Y  ............          ---           ---           ---
Shares redeemed:
 Class B  ............     (646,340)     (450,909)      (98,944)
 Class Y  ............         (895)          ---           (19)
                          ---------     ---------       -------
Increase (decrease) in
 outstanding capital shares:
 Class B  ............    2,635,469     1,823,037       620,330
 Class Y  ............         (430)          ---         1,604
                          ---------     ---------       -------
   Total for Fund ....    2,635,039     1,823,037       621,934
                          =========     =========       =======
Value issued from sale
 of shares:
 Class B  ............  $54,005,185   $49,496,241    $7,375,585
 Class Y  ............        7,682           ---        16,546
Value issued from
 reinvestment of
 dividends:
 Class B  ............          ---           ---           ---
 Class Y  ............          ---           ---           ---
Value redeemed:
 Class B  ............  (10,611,781)   (9,720,135)   (1,015,094)
 Class Y  ............      (15,133)          ---          (196)
                        -----------   -----------    ----------
Increase (decrease) in
 outstanding capital:
 Class B  ............   43,393,404    39,776,106     6,360,491
 Class Y  ............       (7,451)          ---        16,350
                        -----------   -----------    ----------
    Total for Fund  ..  $43,385,953   $39,776,106    $6,376,841
                        ===========   ===========    ==========

                              Asset      Limited-     Municipal
                           Strategy     Term Bond          Bond
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............      426,976       283,551       341,866
 Class Y  ............          ---           ---           ---
Shares issued from
 reinvestment of
 dividends:
 Class B  ............       12,715        41,272        59,496
 Class Y  ............            2             2             3
Shares redeemed:
 Class B  ............     (259,585)     (745,529)     (258,482)
 Class Y  ............          ---           ---           ---
                          ---------     ---------       -------
Increase (decrease) in
 outstanding capital shares:
 Class B  ............      180,106      (420,706)      142,880
 Class Y  ............            2             2             3
                          ---------     ---------       -------
   Total for Fund ....      180,108      (420,704)      142,883
                          =========     =========       =======
Value issued from sale
 of shares:
 Class B  ............   $4,349,014    $2,815,706    $3,616,633
 Class Y  ............          ---           ---           ---
Value issued from
 reinvestment of
 dividends:
 Class B  ............      129,166       410,013       633,763
 Class Y  ............           13            25            23
Value redeemed:
 Class B  ............   (2,646,338)   (7,393,237)   (2,732,699)
 Class Y  ............          ---           ---           ---
                        -----------   -----------    ----------
Increase (decrease) in
 outstanding capital:
 Class B  ............    1,831,842    (4,167,518)    1,517,697
 Class Y  ............           13            25            23
                        -----------   -----------    ----------
    Total for Fund  ..   $1,831,855   $(4,167,493)   $1,517,720
                        ===========   ===========    ==========

     Transactions in capital stock for the period ended March 31, 1996 are summarized below.

                              Total               International
                             Return        Growth        Growth
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    5,512,195     4,325,372     1,097,607
 Class Y  ............        5,288            49           723
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       32,501       151,221        22,332
 Class Y  ............          ---           ---           ---
Shares redeemed:
 Class B  ............   (1,027,718)     (787,512)     (214,469)
 Class Y  ............          ---           ---           ---
                          ---------     ---------       -------
Increase in outstanding
 capital shares:
 Class B  ............    4,516,978     3,689,081       905,470
 Class Y  ............        5,288            49           723
                          ---------     ---------       -------
   Total for Fund ....    4,522,266     3,689,130       906,193
                          =========     =========       =======
Value issued from sale
 of shares:
 Class B  ............  $83,845,520   $84,517,378   $10,888,190
 Class Y  ............       81,853         1,000         7,109

Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............      498,248     3,019,878       212,070
 Class Y  ............          ---           ---           ---
Value redeemed:
 Class B  ............  (15,323,176)  (15,233,752)   (2,108,200)
 Class Y  ............          ---           ---           ---
                        -----------   -----------    ----------
Increase  in outstanding
 capital:
 Class B  ............   69,020,592    72,303,504     8,992,060
 Class Y  ............       81,853         1,000         7,109
                        -----------   -----------    ----------
    Total for Fund  ..  $69,102,445   $72,304,504    $8,999,169
                        ===========   ===========    ==========

                              Asset      Limited-     Municipal
                           Strategy     Term Bond          Bond
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
   of shares:
 Class B  ............    1,509,865     1,575,447       959,634
 Class Y  ............           97           100            92
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       13,133        62,029       104,734
 Class Y  ............            1             2             2
Shares redeemed:
 Class B  ............     (220,727)     (549,241)     (542,901)
 Class Y  ............          ---           ---           ---
                          ---------     ---------       -------
Increase in outstanding
 capital shares:
 Class B  ............    1,302,271     1,088,235       521,467
 Class Y  ............           98           102            94
                          ---------     ---------       -------
   Total for Fund ....    1,302,369     1,088,337       521,561
                          =========     =========       =======
Value issued from sale
 of shares:
 Class B  ............  $15,469,968   $15,955,031   $10,219,694
 Class Y  ............        1,000         1,000         1,000

Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............      134,044       622,642     1,108,944
 Class Y  ............            5            11            11
Value redeemed:
 Class B  ............   (2,253,670)   (5,504,008)   (5,739,832)
 Class Y  ............          ---           ---           ---
                        -----------   -----------    ----------
Increase in outstanding
 capital:
 Class B  ............   13,350,342    11,073,665     5,588,806
 Class Y  ............        1,005         1,011         1,011
                        -----------   -----------    ----------
    Total for Fund  ..  $13,351,347   $11,074,676    $5,589,817
                        ===========   ===========    ==========

NOTE 7 -- Futures

     Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Waddell & Reed Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the six mutual funds comprising Waddell & Reed Funds, Inc. (hereafter referred to as the "Corporation") at September 30, 1996, the results of its operations for the six months then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Corporation's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
November 8, 1996

DIRECTORS

Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Jay B. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Doyle Patterson, Kansas City, Missouri
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS
Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
Sharon K. Pappas, Vice President and Secretary
Mark G. Seferovich, Vice President
W. Patrick Sterner, Vice President
Russell E. Thompson, Vice President
James D. Wineland, Vice President






To all IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

WADDELL & REED FUNDS, INC.

Total Return Fund
Growth Fund
International Growth Fund
Asset Strategy Fund
Limited-Term Bond Fund
Municipal Bond Fund






























------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

WRR3000SA(9-96)
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